Commission File No. 69-70
=================================================================



                               FORM U-3A-2

                   SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.



    Statement by Holding Company Claiming Exemption Under Rule U-3A-2
                       from the Provisions of the
               Public Utility Holding Company Act of 1935
               For the Fiscal Year Ended December 31, 1993

                  To Be Filed Annually Prior to March 1





                  THE CINCINNATI GAS & ELECTRIC COMPANY
                            (Name of Company)






         Name, title, and address of officer to whom notices and correspondence concerning this statement should be addressed:


                      William L. Sheafer, Treasurer


             139 East Fourth Street, Cincinnati, Ohio  45202


                              513-381-2000
                           (Telephone Number)

                                              Commission File No. 69-70

                   SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.

                               FORM U-3A-2

             STATEMENT BY HOLDING COMPANY CLAIMING EXEMPTION
           UNDER RULE U-3A-2 FROM THE PROVISIONS OF THE PUBLIC
                   UTILITY HOLDING COMPANY ACT OF 1935

                  To be filed annually prior to March 1

                  THE CINCINNATI GAS & ELECTRIC COMPANY
                  -------------------------------------
                            (Name of Company)

hereby files with the Securities and Exchange Commission, pursuant to Rule 2, its statement claiming exemption as a holding company from the provisions of the Public Utility Holding Company Act of 1935, and submits the following information:

   1. Name, State of organization, location and nature of business of claimant and every subsidiary thereof, other than any exempt wholesale generator (EWG) or foreign utility company in which claimant directly or indirectly holds an interest.


                              State of                     Nature of
  Name of Company           Organization   Location         Business
  ---------------           ------------   --------         --------

The Cincinnati Gas &        Ohio          Cincinnati,      Electric and
Electric Company                          Ohio             Gas Utility
  (Claimant)

CGE Corp.                   Delaware      Cincinnati,      Non-Utility
(Subsidiary of Claimant)                  Ohio             Operations
  (CGE Corp.)

The Union Light, Heat       Kentucky      Covington,       Electric and
and Power Company                         Kentucky         Gas Utility
  (Union)

Enertech Associates         Ohio          Cincinnati,      Non-Utility
International, Inc.                       Ohio             Operations
(Subsidiary of Union)
  (Enertech)

The West Harrison Gas       Indiana       Lawrenceburg,    Electric
and Electric Company                      Indiana          Utility
  (West Harrison)

Miami Power                 Indiana       Lawrenceburg,    Electric
Corporation                               Indiana          Utility
  (Miami)

Lawrenceburg Gas            Indiana       Lawrenceburg,    Gas Utility
Company                                   Indiana
  (Lawrenceburg Gas)

Tri-State Improvement       Ohio          Cincinnati,      Real Estate
Company                                   Ohio             Development
  (Tri-State)


   2. A brief description of the properties of claimant and each of its subsidiary public utility companies used for the generation, transmission, and distribution of electric energy for sale, or for the production, transmission, and distribution of natural or manufactured gas, indicating the location of principal generating plants, transmission lines, producing fields, gas manufacturing plants, and electric and gas distribution facilities, including all such properties which are outside the State in which claimant and its subsidiaries are organized and all transmission or pipelines which deliver or receive electric energy or gas at the borders of such State.

                          (a) Claimant
                              --------

   Claimant wholly owns two of four conventional steam electric generating units and six combustion turbine units, with a combined net capability of 450,000 KW at the Miami Fort Station, located in Ohio. This station is on the Ohio River and is about 20 miles west of the center of Cincinnati. Claimant has undivided interests in two commonly-owned units at this station with the Claimant's share of combined net capability being 640,000 KW.

   Claimant wholly owns five of six conventional steam electric generating units and four combustion turbine units, with a combined net capability of 948,800 KW at the Walter C. Beckjord Station, located in Ohio. This station is on the Ohio River and is about 20 miles southeast of the center of Cincinnati. Claimant has an undivided interest in the sixth unit, a commonly-owned unit, at this station with the Claimant's share of net capability being 157,500 KW.
   Claimant has undivided interests in four commonly-owned steam electric generating units at the J.M. Stuart Station, located in Ohio, with the Claimant's share of combined net capability being 912,600 KW. This station is on the Ohio River near Aberdeen, Ohio and is about 65 miles southeast of the center of Cincinnati.
   Claimant has an undivided interest in a commonly-owned steam electric generating unit at the Conesville Station, located in Ohio, with the Claimant's share of net capability being 312,000 KW. This station is located on the Muskingum River and is about 60 miles east of Columbus, Ohio.
   Claimant has an undivided interest in a commonly-owned steam electric generating unit at the East Bend Station, located in Kentucky, with the Claimant's share of net capability being 414,000 KW. This station is located on the Ohio River and is about 40 miles southwest of the center of Cincinnati.
   Claimant has an undivided interest in a commonly-owned steam electric generating unit at the Killen Station, located in Ohio, with the Claimant's share of net capability being 198,000 KW. This station is located on the Ohio River and is about 80 miles southeast of the center of Cincinnati.
   Claimant has an undivided interest in a commonly-owned steam electric generating unit at the Wm. H. Zimmer Generating Station, located in Ohio, with the Claimant's share of net capability being 604,500 KW. This station is located on the Ohio River near Moscow, Ohio and is about 25 miles southeast of the center of Cincinnati.
   Claimant wholly owns a combustion turbine electric generating station, Dicks Creek Station, with a net capability of 172,300 KW. This station is located in the City of Middletown, Ohio.
   Claimant wholly owns six combustion turbine electric generating units with a combined net capability of 564,000 KW at Woodsdale Generating Station, located in Ohio. This station is in Butler County and is about 24 miles north of the center of Cincinnati.
   Total net generating capability available to Claimant as of December 31, 1993 was 5,373,700 KW.
   Claimant owns an overhead and underground electric transmission and distribution system in Cincinnati, and other incorporated communities and adjacent rural territory within all or parts of the Counties of Hamilton, Butler, Warren, Clermont, Preble, Montgomery, Clinton, Highland, Adams and Brown, in southwestern Ohio. Claimant also owns electric transmission lines within the Counties of Boone, Kenton, Pendleton and Campbell, in northern Kentucky.
   Claimant owns a 7,000,000 gallon capacity underground cavern located in the Village of Monroe, Ohio, for the storage of liquid propane and a related vaporization and mixing plant, located in Middletown, Ohio, and an 8,000,000 gallon capacity underground cavern for the storage of liquid propane and a related vaporization and mixing plant located in the City of Cincinnati, which are used primarily to augment Claimant's supply of natural gas during periods of peak demand and emergencies. Claimant has gas distribution systems in Cincinnati, Middletown, and other incorporated communities and in contiguous rural territory within all or parts of the Counties of Hamilton, Butler, Warren, Clermont, Clinton, Montgomery, Brown and Adams, in southwestern Ohio.

   Claimant's electric transmission system is connected at the Kentucky-Indiana state line and the Indiana-Ohio state line with the transmission system of Indiana Michigan Power Company and PSI Energy, respectively, both non-affiliates. (See Note 12 for information regarding the proposed merger of Claimant and PSI Resources, Inc. parent of PSI Energy, Inc.) The electric lines of Claimant are also connected at the Ohio-Indiana state line with the distribution system of West Harrison, and at the Ohio-Kentucky state line with the distribution system of Union; the latter companies purchase their requirements of electric energy from Claimant. The electric transmission lines of Claimant within Kentucky are connected with the Union distribution system and with the transmission systems of the East Kentucky Power Cooperative, Inc., and the Ohio Valley Electric Corporation, both non-affiliates, through various substations in Kentucky.
   The electric transmission system of Claimant is connected at the Ohio-Kentucky state line with the transmission system of Miami, which company transmits electric energy in interchange between Claimant and Louisville Gas and Electric Company, a non-affiliate. Within the State of Ohio, the electric transmission lines of Claimant are connected with the lines of Columbus Southern Power Company, the City of Hamilton, Ohio, the City of Lebanon, Ohio, The Dayton Power and Light Company, and Ohio Power Company, all non-affiliates, and Ohio Valley Electric Corporation, an affiliate.
   The gas lines of Claimant are connected at the Ohio-Kentucky state line with the lines of Union, which transport natural gas to Claimant for the account of Columbia Gas Transmission Corporation, a subsidiary of the Columbia Gas System, Inc., a non-affiliate, and with the lines of said Columbia Gas Transmission Corporation, from which Claimant purchases a part of its natural gas requirements. Its gas feeder system is connected within Ohio with the transmission systems of Texas Eastern Transmission Corporation, Texas Gas

Transmission Corporation, and ANR Pipeline Company, all of which are non-affiliates.
   All of the property owned by Claimant is located within the State of Ohio, except for the East Bend Station and certain electric transmission lines located in Northern Kentucky and certain communications equipment located in southeastern Indiana and northern Kentucky.

                            (b) Union
                                -----

   Union owns an electric transmission system and an electric distribution system in Covington, Newport and other smaller communities and in adjacent rural territory within all or parts of the Counties of Kenton, Campbell, Boone, Grant and Pendleton, in Kentucky. Union owns a gas distribution system in Covington, Newport and other smaller communities and in adjacent rural territory within all or parts of the Counties of Kenton, Campbell, Boone, Grant, Gallatin and Pendleton, in Kentucky. Union owns a 7,000,000 gallon capacity underground cavern for the storage of liquid propane and a related vaporization and mixing plant and feeder lines, located in Kenton County, Kentucky near the Kentucky-Ohio line and adjacent to one of the gas lines that transport natural gas to Claimant. The cavern and vaporization and mixing plant are used primarily to augment Claimant's and Union's supply of natural gas during periods of peak demand and emergencies. Union's electric distribution lines are connected at the Ohio-Kentucky state line with the electric distribution system of Claimant. Union's electric distribution system is also connected to Claimant's electric transmission lines in Kentucky at various substations located within Kentucky.
   Within the Commonwealth of Kentucky, the electric transmission lines of Union are connected with the lines of Claimant and the East Kentucky Power Cooperative, Inc. Union's gas distribution system is connected within

Kentucky with the transmission lines of Columbia Gas Transmission Corporation, a non-affiliate, and with the gas distribution system of Claimant at the Ohio-Kentucky state line. All of the property of Union is located wholly within the Commonwealth of Kentucky.


                       (c) West Harrison
                           -------------

   West Harrison owns an electric distribution system in West Harrison, Indiana and adjacent rural territory which connects at the Indiana-Ohio state line with the electric distribution system of Claimant. All of the property of West Harrison is located wholly within the State of Indiana.

                            (d) Miami
                                -----

   Miami owns an overhead electric transmission system which connects with the transmission system of Claimant at the Ohio-Kentucky state line and extends through Kentucky and Indiana to a point near Madison, Indiana, where it connects with the transmission lines of Louisville Gas and Electric Company, a non-affiliated company.

                      (e) Lawrenceburg Gas
                          ----------------

   Lawrenceburg Gas owns a gas distribution system in and around
Lawrenceburg, Greendale, Brookville, Rising Sun, Cedar Grove, and West Harrison, Indiana. Lawrenceburg Gas is connected with and sells gas at wholesale to the City of Aurora, Indiana, and also is connected within Indiana with the lines of Texas Gas Transmission Corporation and Texas Eastern Transmission Corporation, both non-affiliates. All of the property of Lawrenceburg Gas is located wholly within the State of Indiana.

     3. The following information for the last calendar year with respect to claimant and each of its subsidiary public utility companies:

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

     (a) Number of Kwh of electric energy sold (at retail or wholesale), and Mcf of natural or manufactured gas distributed at retail.

     Claimant

       Electric Energy
          Kwh of electric energy sold.........................  22,539,094,589
           (including amounts delivered in interchange)

       Gas
          Mcf of gas distributed at retail....................      56,617,858
           (including natural and manufactured gas)

     Union

       Electric Energy
          Kwh of electric energy sold.........................   3,016,848,434

       Gas
          Mcf of gas distributed at retail....................      10,534,069


     West Harrison

       Electric Energy
          Kwh of electric energy sold.........................       6,101,199

       Gas
          Mcf of gas distributed at retail....................  Not Applicable

     Miami

       Electric Energy
          Kwh of electric energy sold.........................  Not Applicable

       Gas
          Mcf of gas distributed at retail....................  Not Applicable

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

     Lawrenceburg Gas

       Electric Energy
          Kwh of electric energy sold.........................  Not Applicable

       Gas
          Mcf of gas distributed at retail....................         727,593

     (b) Number of Kwh of electric energy and Mcf of natural or manufactured gas distributed at retail outside the State in which each such company is organized.

     All companies............................................       None

     (c) Number of Kwh of electric energy and Mcf of natural or manufactured gas sold at wholesale outside the State in which each such company is organized or at the State line.

     Claimant

       Electric Energy
          Kwh of electric energy sold to Union
           within the state of Kentucky and at
           Ohio-Kentucky state line...........................   3,121,382,869

          Kwh of electric energy sold to West Harrison
           at Indiana-Ohio state line.........................       6,595,891

          Kwh of electric energy delivered to PSI Energy
           at Indiana-Ohio state line pursuant to
           purchase and interchange agreements................      39,197,000

          Kwh of electric energy delivered at Ohio-Kentucky
           state line for transmission to Louisville
           Gas and Electric Company pursuant to
           interchange agreement (delivered through
           transmission system of Miami and including energy
           interchanged with Tennessee Valley Authority)......      45,922,000

          Kwh of electric energy delivered to
           East Kentucky Power Cooperative, Inc.
           within the state of Kentucky pursuant
           to interconnection agreements......................     483,594,000

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

       Gas
          Mcf of natural gas sold.............................       None

     Union

       Electric Energy
          Kwh of electric energy sold.........................       None

       Gas
          Mcf of natural gas sold
           to Claimant at Ohio-Kentucky state line............         172,114

     West Harrison

       Electric Energy
          Kwh of electric energy sold.........................       None

       Gas
          Mcf of natural gas sold.............................  Not Applicable

     Miami

       Electric Energy
          Kwh of electric energy sold.........................  Not Applicable

       Gas
          Mcf of natural gas sold.............................  Not Applicable

     Lawrenceburg Gas

       Electric Energy
          Kwh of electric energy sold.........................  Not Applicable

       Gas
          Mcf of natural gas sold.............................       None

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

    (d) Number of Kwh of electric energy and Mcf of natural or manufactured gas purchased outside the State in which each such company is organized or at the State line.

     Claimant

       Electric Energy
          Kwh of electric energy received from PSI Energy
           at Indiana-Ohio state line pursuant to
           purchase and interchange agreements................     544,522,000


          Kwh of electric energy received from Louisville
           Gas and Electric Company at Ohio-Kentucky
           state line pursuant to purchase and interchange
           agreements (delivered through transmission
           system of Miami and including energy received
           for account of Tennessee Valley Authority).........     144,892,000

          Kwh of electric energy received from East
           Kentucky Power Cooperative, Inc. within
           the state of Kentucky pursuant to
           interconnection agreements.........................     270,622,000

       Gas
          Mcf of natural gas purchased from Union Pacific
           Fuels outside the state of Ohio and stored.........       1,408,768

          Mcf of natural gas purchased from Natural
           Gas Clearinghouse outside the state of
           Ohio and stored....................................       2,022,011

          Mcf of natural gas purchased from Tenneco Gas
           Marketing outside the state of Ohio and stored.....         275,838

          Mcf of natural gas purchased from Texaco Gas
           Marketing outside the state of Ohio and stored.....       1,894,053

          Mcf of natural gas purchased from Chevron U.S.A.
           outside the state of Ohio and stored...............         369,252

          Mcf of natural gas purchased from Columbia Gas
           Transmission outside the state of Ohio and stored..       3,210,111

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

          Mcf of natural gas purchased from Vastar Gas
           Marketing outside the state of Ohio and stored.....         189,987

          Mcf of natural gas purchased from various non-
           affiliates outside the state of Ohio and stored....           5,981

          Mcf of natural gas purchased from Union at
           Ohio-Kentucky state line...........................         172,114

          Mcf of natural gas purchased from Columbia
           Gas Transmission Corporation at Ohio-Kentucky
           state line.........................................       7,037,959

          Mcf of natural gas purchased from Tenneco Gas
           Marketing outside the state of Ohio................       7,395,132

          Mcf of natural gas purchased from Entrade
           outside the state of Ohio..........................         110,279

          Mcf of natural gas purchased from Fina Natural
           Gas outside the state of Ohio......................         598,890

          Mcf of natural gas purchased from Unocal Exploration
           Partners outside the state of Ohio.................         463,581

          Mcf of natural gas purchased from Chevron U.S.A.
           outside the state of Ohio..........................       1,605,617

          Mcf of natural gas purchased from Natural Gas
           Clearinghouse outside the state of Ohio............       9,319,942

          Mcf of natural gas purchased from Coastal Gas
           Marketing outside the state of Ohio................         479,050

          Mcf of natural gas purchased from Columbia Gas
           Development outside the state of Ohio..............         196,246

          Mcf of natural gas purchased from TXG Gas
           Marketing outside the state of Ohio................         512,305

          Mcf of natural gas purchased from Kerr McGee
           outside the state of Ohio..........................         423,457

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

          Mcf of natural gas purchased from Arco Oil
           & Gas outside the state of Ohio....................         136,133

          Mcf of natural gas purchased from Mobil
           Oil outside the state of Ohio......................         390,572

          Mcf of natural gas purchased from Aquila Energy
           outside the state of Ohio..........................         972,424

          Mcf of natural gas purchased from O & R Energy
           outside the state of Ohio..........................       1,944,775

          Mcf of natural gas purchased from American
           Central Gas Marketing outside the state
           of Ohio............................................         167,841

          Mcf of natural gas purchased from Texaco Gas
           Marketing outside the state of Ohio................       4,734,758

          Mcf of natural gas purchased from Enron Gas
           Marketing outside the state of Ohio................         275,691

          Mcf of natural gas purchased from Polaris
           outside the state of Ohio..........................         411,950

          Mcf of natural gas purchased from Seagull
           Marketing Service outside the state of Ohio........         989,310

          Mcf of natural gas purchased from Santa Fe
           Minerals outside the state of Ohio.................         174,138

          Mcf of natural gas purchased from Union
           Pacific Fuels outside the state of Ohio............       3,659,958

          Mcf of natural gas purchased from Transco Energy
           Marketing outside the state of Ohio................         424,974

          Mcf of natural gas purchased from Tejas Power
           outside the state of Ohio..........................         141,955

          Mcf of natural gas purchased from Tennessee
           Gas Pipeline outside the state of Ohio.............         199,551

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

          Mcf of natural gas purchased from CMS Gas
           Marketing outside the state of Ohio................         219,971

          Mcf of natural gas purchased from Women's
           Energy outside the state of Ohio...................         273,029

          Mcf of natural gas purchased from Anadarko
           Trading outside the state of Ohio..................         301,338

          Mcf of natural gas purchased from Conoco
           outside the state of Ohio..........................         550,386

          Mcf of natural gas purchased from Valero
           Industrial Gas outside the state of Ohio...........         397,233

          Mcf of natural gas purchased from Appalachian
           Gas Sales outside the state of Ohio................         345,254

          Mcf of natural gas purchased from Vastar
           Gas Marketing outside the state of Ohio............       2,916,622

          Mcf of natural gas purchased from Transco
           Gas Marketing outside the state of Ohio............       1,961,576

          Mcf of natural gas purchased through exchange from
           Texas Gas Transmission outside the state of Ohio...       1,403,258

          Mcf of natural gas purchased from various
           non-affiliates outside the state of Ohio...........         330,776

     Union

       Electric Energy
          Kwh of electric energy purchased from Claimant
           within the state of Kentucky and at Ohio-Kentucky
           state line (none purchased outside the state of
           Kentucky)..........................................   3,121,382,869

       Gas
          Mcf of natural gas purchased from Natural Gas
           Clearinghouse outside the state of Kentucky
           and stored.........................................         343,627

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

          Mcf of natural gas purchased from Tenneco Gas
           Marketing outside the state of Kentucky and stored.         358,013

          Mcf of natural gas purchased from Texaco Gas
           Marketing outside the state of Kentucky and stored.         332,475

          Mcf of natural gas purchased from Columbia Gas
           Transmission outside the state of Kentucky
           and stored.........................................         529,838

          Mcf of natural gas purchased from various
           non-affiliates outside the state of Kentucky
           and stored.........................................          27,029

          Mcf of natural gas purchased from Texas Gas
           Transmission at Ohio-Kentucky state line...........         126,587

          Mcf of natural gas purchased from Arco Oil &
           Gas outside the state of Kentucky..................         115,649

          Mcf of natural gas purchased from Texaco Gas
           Marketing outside the state of Kentucky............         746,925

          Mcf of natural gas purchased from Entrade
           outside the state of Kentucky......................         105,593

          Mcf of natural gas purchased from Enron Gas
           Marketing outside the state of Kentucky............         132,899

          Mcf of natural gas purchased from Seagull
           Marketing Service outside the state of Kentucky....         270,165

          Mcf of natural gas purchased from TXG Gas
           Marketing outside the state of Kentucky............         237,574

          Mcf of natural gas purchased from Union Pacific
           Fuels outside the state of Kentucky................         491,088

          Mcf of natural gas purchased from Natural Gas
           Clearinghouse outside the state of Kentucky........       1,812,644

          Mcf of natural gas purchased from Tenneco Gas
           Marketing outside the state of Kentucky............       1,386,498

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

          Mcf of natural gas purchased from Aquila Energy
           outside the state of Kentucky......................         592,488

          Mcf of natural gas purchased from Tennessee
           Gas Pipeline outside the state of Kentucky.........         126,872

          Mcf of natural gas purchased from O & R Energy
           outside the state of Kentucky......................         122,453

          Mcf of natural gas purchased from Vastar Gas
           Marketing outside the state of Kentucky............         614,254

          Mcf of natural gas purchased from Transco
           Gas Marketing outside the state of Kentucky........         344,859

          Mcf of natural gas purchased from Valero
           Industrial Gas outside the state of Kentucky.......          85,298

          Mcf of natural gas purchased from Chevron U.S.A.
           outside the state of Kentucky......................          98,853

          Mcf of natural gas purchased from Unocal Exploration
           Partners outside the state of Kentucky.............          95,534

          Mcf of natural gas purchased through exchange from
           Texas Gas Transmission outside the state of
           Kentucky...........................................         222,297

          Mcf of natural gas purchased from various
           non-affiliates outside the state of Kentucky.......         591,427

     West Harrison

       Electric Energy
          Kwh of electric energy purchased from Claimant
           at Indiana-Ohio state line.........................       6,595,891

       Gas
          Mcf of natural gas purchased........................  Not Applicable

                    Twelve Months Ended December 31, 1993
                    -------------------------------------

     Miami

       Electric Energy
          Kwh of electric energy purchased....................  Not Applicable

       Gas
          Mcf of natural gas purchased........................  Not Applicable

     Lawrenceburg Gas

       Electric Energy
          Kwh of electric energy purchased....................  Not Applicable

       Gas
          Mcf of natural gas purchased from CNG Producing
           outside the state of Indiana.......................         111,026

          Mcf of natural gas purchased from Natural Gas
           Clearinghouse outside the state of Indiana.........         255,456

          Mcf of natural gas purchased from Texas Gas
           Marketing outside the state of Indiana.............         114,963

          Mcf of natural gas purchased from Woodward
           Marketing outside the state of Indiana.............         220,762

          Mcf of natural gas purchased from Valero Industrial
           Gas outside the state of Indiana...................         125,933

          Mcf of natural gas purchased from Anadarko
           Trading outside the state of Indiana...............          80,007

          Mcf of natural gas purchased from Seagull
           Marketing Service outside the state of Indiana.....          56,322

          Mcf of natural gas purchased from Unocal Exploration
           Partners outside the state of Indiana..............          48,934

          Mcf of natural gas purchased from various
           non-affiliates outside the state of Indiana........         183,723

    4. The following information for the reporting period with respect to claimant and each interest it holds directly or indirectly in an EWG or a foreign utility company, stating monetary amounts in United States dollars:

    (a) Name, location, business address and description of the facilities used by the EWG or foreign utility company for the generation, transmission and distribution of electric energy for sale or for the distribution at retail of natural or manufactured gas.

         All companies.....................................         None

    (b) Name of each system company that holds an interest in such EWG or foreign utility company; and description of the interest held.

         All companies.....................................         None

    (c) Type and amount of capital invested, directly or indirectly, by the holding company claiming exemption; any direct or indirect guarantee of the security of the EWG or foreign utility company by the holding company claiming exemption; and any debt or other financial obligation for which there is recourse, directly or indirectly, to the holding company claiming exemption or another system company, other than the EWG or foreign utility company.

         All companies.....................................         None

    (d) Capitalization and earnings of the EWG or foreign utility company during the reporting period.

         All companies.....................................         None

    (e) Identify any service, sales or construction contract(s) between the EWG or foreign utility company and a system company, and describe the services to be rendered or goods sold and fees or revenues under such agreement(s).

         All companies.....................................         None

    Attached hereto as Exhibits A-1, A-2, and A-3, respectively, are a consolidating balance sheet of Claimant, Union, Miami, West Harrison, Lawrenceburg Gas, Tri-State and Enertech as of December 31, 1993 and consolidating income and retained earnings statements of Claimant, Union, Miami, West Harrison, Lawrenceburg Gas, Tri-State and Enertech for the twelve months ended December 31, 1993 (see Note 1 to Consolidating Financial Statements).
    The above-named Claimant has caused this statement to be duly executed on its behalf by its authorized officer on this 25th day of February, 1994.


                                         THE CINCINNATI GAS & ELECTRIC COMPANY
                                         -------------------------------------
(CORPORATE SEAL)                                   (Name of Claimant)




                                         By       William L. Sheafer
                                            ----------------------------------
                                                (Title)    (Treasurer)

Attest:




    James R. Mosley
- - ------------------------
(Assistant Treasurer and
  Assistant Secretary)


Name, title, and address of officer to whom notices and correspondence concerning this statement should be addressed:





        William L. Sheafer, Treasurer
- - ----------------------------------------------
             (Name)          (Title)

139 East Fourth Street, Cincinnati, Ohio 45202
- - ----------------------------------------------
                   (Address)

                                                                                                            EXHIBIT A-1
                                                                                                            SHEET 1

                   THE CINCINNATI GAS & ELECTRIC COMPANY AND SUBSIDIARY COMPANIES
                   --------------------------------------------------------------


                        Consolidating Balance Sheet - Assets December 31, 1993
                        ------------------------------------------------------



                                                                                                     West    Lawrenceburg
                                                                 Claimant       Union      Miami   Harrison      Gas
                                                              -------------  -----------  -------  --------  ------------

                                                                    $             $          $        $           $

Property, Plant and Equipment
  at original cost (Notes 7, 9 and 12)
     In Service                                               4,855,545,489  319,603,467  563,551  511,000    12,378,026
     Less - Accumulated provisions
                   for depreciation                           1,372,461,162   96,164,955  550,682  144,447     2,991,664
                                                              -------------  -----------  -------  -------   -----------
                                                              3,483,084,327  223,438,512   12,869  366,553     9,386,362

     Construction work in progress                               64,163,394    5,060,043     -        -          127,944
                                                              -------------  -----------  -------  -------   -----------
                                                              3,547,247,721  228,498,555   12,869  366,553     9,514,306
                                                              -------------  -----------  -------  -------   -----------

Other Property and Investments
     Non-utility property - net                                   2,407,750        2,206     -        -           -
     Investment in Ohio Valley Electric Corporation,
       at cost (Note 12)                                            900,000       -          -        -           -
     Investments in subsidiaries, equity basis
          Capital stock                                          28,666,352       -          -        -           -
          Unappropriated undistributed subsidiary earnings       72,771,013       -          -        -           -
          Advances to subsidiary companies                       13,133,699       -          -        -           -
     Other investments and property                                 604,068        1,500     -        -           -
                                                              -------------  -----------  -------  -------   -----------
                                                                118,482,882        3,706     -        -           -
                                                              -------------  -----------  -------  -------   -----------

Current Assets
     Cash (Note 6)                                                2,014,501    2,477,343   31,069    5,592        35,324
     Accounts receivable                                        191,822,258   27,173,365     -      59,114     1,058,749
     Accumulated provisions for doubtful accounts               (13,266,883)  (1,609,144)    -        -          (29,647)
     Accounts receivable from affiliated companies               20,474,717      (21,979)   3,142       18        (5,661)
     Accrued unbilled revenues                                   89,604,212   17,128,720     -      15,304       603,135
     Materials, supplies and fuel, at average cost -
          Fuel for use in electric production                    54,358,039       -          -        -           -
          Other                                                  89,480,277    8,664,381     -        -           14,257
     Taxes applicable to subsequent year                        107,410,164       -          -        -           -
     Prepayments                                                 28,230,147      703,243     -         204       119,590
     Other                                                          132,972       -          -        -           -
                                                              -------------  -----------  -------  -------   -----------
                                                                570,260,404   54,515,929   34,211   80,232     1,795,747
                                                              -------------  -----------  -------  -------   -----------

Other Assets
    Post-in-service carrying costs and deferred
         operating expenses (Note 1)                            154,635,963       -          -        -           -
    Phase-in deferred return and depreciation (Note 1)           83,430,482       -          -        -           -
    Amounts due from customers - income taxes                   387,733,942       -          -      14,053        -
    Other                                                       104,235,118    3,004,520     -           1        29,122
                                                              -------------  -----------  -------  -------   -----------
                                                                730,035,505    3,004,520     -      14,054        29,122
                                                              -------------  -----------  -------  -------   -----------
                                                              4,966,026,512  286,022,710   47,080  460,839    11,339,175
                                                              =============  ===========  =======  =======   ===========


The accompanying notes are an integral part of the above statement.

                                                                                                            EXHIBIT A-1
                                                                                                            SHEET 1 (Continued)


                       THE CINCINNATI GAS & ELECTRIC COMPANY AND SUBSIDIARY COMPANIES
                       --------------------------------------------------------------


                     Consolidating Balance Sheet - Assets December 31, 1993 (Continued)
                     ------------------------------------------------------------------



                                                                                       Combined                    Consolidated
                                                              Tri-State   Enertech      Totals      Adjustments       Totals
                                                              ---------   --------  -------------   -----------    ------------

                                                                  $          $            $              $              $

Property, Plant and Equipment
  at original cost (Notes 7, 9 and 12)
     In Service                                                   -          -      5,188,601,533        -        5,188,601,533
     Less - Accumulated provisions
                   for depreciation                               -          -      1,472,312,910        -        1,472,312,910
                                                              ----------  -------   -------------  -------------  -------------
                                                                  -          -      3,716,288,623        -        3,716,288,623

     Construction work in progress                                -          -         69,351,381        -           69,351,381
                                                              ----------  -------   -------------  -------------  -------------
                                                                  -          -      3,785,640,004        -        3,785,640,004
                                                              ----------  -------   -------------  -------------  -------------

Other Property and Investments
     Non-utility property - net                               14,643,014     -         17,052,970        -           17,052,970
     Investment in Ohio Valley Electric Corporation,
       at cost (Note 12)                                          -          -            900,000        -              900,000
     Investments in subsidiaries, equity basis
          Capital stock                                           -          -         28,666,352    (28,666,352)       -
          Unappropriated undistributed subsidiary earnings        -          -         72,771,013    (72,771,013)       -
          Advances to subsidiary companies                        -          -         13,133,699    (13,133,699)       -
     Other investments and property                               -          -            605,568        -              605,568
                                                              ----------  -------   -------------  -------------  -------------
                                                              14,643,014     -        133,129,602   (114,571,064)    18,558,538
                                                              ----------  -------   -------------  -------------  -------------

Current Assets
     Cash (Note 6)                                                 3,709    2,399       4,569,937        -            4,569,937
     Accounts receivable                                         183,372  142,279     220,439,137        676,476    221,115,613
     Accumulated provisions for doubtful accounts                 -          -        (14,905,674)       -          (14,905,674)
     Accounts receivable from affiliated companies                (3,285)    -         20,446,952    (20,446,952)       -
     Accrued unbilled revenues                                    -          -        107,351,371     (1,396,031)   105,955,340
     Materials, supplies and fuel, at average cost -
          Fuel for use in electric production                     -          -         54,358,039        -           54,358,039
          Other                                                   -          -         98,158,915        -           98,158,915
     Taxes applicable to subsequent year                          -          -        107,410,164        -          107,410,164
     Prepayments                                                  -          -         29,053,184        -           29,053,184
     Other                                                        -          -            132,972        -              132,972
                                                              ----------  -------   -------------  -------------  -------------
                                                                 183,796  144,678     627,014,997    (21,166,507)   605,848,490
                                                              ----------  -------   -------------  -------------  -------------

Other Assets
    Post-in-service carrying costs and deferred
         operating expenses (Note 1)                              -          -        154,635,963        -          154,635,963
    Phase-in deferred return and depreciation (Note 1)            -          -         83,430,482        -           83,430,482
    Amounts due from customers - income taxes                     -          -        387,747,995        -          387,747,995
    Other                                                         -          -        107,268,761        393,114    107,661,875
                                                              ----------  -------   -------------  -------------  -------------
                                                                  -          -        733,083,201        393,114    733,476,315
                                                              ----------  -------   -------------  -------------  -------------
                                                              14,826,810  144,678   5,278,867,804   (135,344,457) 5,143,523,347
                                                              ==========  =======   =============  =============  =============

The accompanying notes are an integral part of the above statement.

                                                                                                            EXHIBIT A-1
                                                                                                            SHEET 2


                      THE CINCINNATI GAS & ELECTRIC COMPANY AND SUBSIDIARY COMPANIES
                      --------------------------------------------------------------

                        Consolidating Balance Sheet - Liabilities December 31, 1993
                        -----------------------------------------------------------

                                                                                              West    Lawrenceburg
                                                         Claimant       Union      Miami    Harrison      Gas
                                                      -------------  -----------  -------   --------  ------------
                                                            $             $          $         $           $

Capitalization
  Common shareholders' equity
   Common shares, par value $8.50 per share
     (Note 3)
       Authorized-120,000,000 shares
       Outstanding-88,062,083                           748,527,706       -           -         -          -
   Additional paid-in capital (Note 3)                  314,218,044       -           -         -          -
   Capital shares of subsidiary companies                    -        27,618,941     1,000   20,000       538,400
   Retained earnings                                    456,511,275   69,327,355    34,628  234,393     4,136,818
                                                      -------------  -----------  --------  -------   -----------
                 Total common shareholders' equity    1,519,257,025   96,946,296    35,628  254,393     4,675,218
                                                      -------------  -----------  --------  -------   -----------
  Cumulative preferred shares, par value $100
   per share (Notes 4 and 5)
       Outstanding-
         Not subject to mandatory redemption-
              4        % series - 270,000 shares         27,000,000       -           -        -           -
              4-3/4    % series - 130,000 shares         13,000,000       -           -        -           -
              7.44     % series - 400,000 shares         40,000,000       -           -        -           -
              9.28     % series - 400,000 shares         40,000,000       -           -        -           -
                                                      -------------  -----------  --------  -------   -----------
                                                        120,000,000       -           -        -           -
                                                      -------------  -----------  --------  -------   -----------
         Subject to mandatory redemption-
              9.15     % series - 500,000 shares         50,000,000       -           -        -           -
              7-7/8    % series - 800,000 shares         80,000,000       -           -        -           -
              7-3/8    % series - 800,000 shares         80,000,000       -           -        -           -
                                                      -------------  -----------  --------  -------   -----------
                                                        210,000,000       -           -        -           -
                                                      -------------  -----------  --------  -------   -----------
  Long-term debt (Note 7)                             1,738,414,278   89,171,831      -        -        1,200,000
                                                      -------------  -----------  --------  -------   -----------
                 Total capitalization                 3,587,671,303  186,118,127    35,628  254,393     5,875,218
                                                      -------------  -----------  --------  -------   -----------

Current Liabilities
  Advances from parent company                               -            -           -        -           -
  Notes payable - (Note 6)
     Bank                                                 6,000,000   25,000,000      -        -           -
     Other                                                   12,500       -           -        -           -
  Accounts payable                                      114,917,924    6,914,373      -           2       783,006
  Accounts payable to affiliated companies                  (34,998)  17,096,029     1,321  109,386     2,664,747
  Dividends payable on preferred shares                   6,290,125       -           -        -           -
  Accrued taxes                                         223,189,900     (434,538)    5,178   (1,499)       59,795
  Accrued interest on debt                               26,965,316    2,126,283      -         796        30,644
  Other current and accrued liabilities                  25,752,323    3,632,084      -       5,183       106,715
                                                      -------------  -----------  --------  -------   -----------
                                                        403,093,090   54,334,231     6,499  113,868     3,644,907
                                                      -------------  -----------  --------  -------   -----------
Deferred Credits and Other
  Deferred income taxes-(Note 1)                        709,797,159   20,486,616   (32,408)  66,046       997,574
  Investment tax credits                                135,594,342    5,651,190       472   15,228       259,389
  Other liabilities and deferred credits                129,870,618   19,432,546    36,889   11,304       562,087
                                                      -------------  -----------  --------  -------   -----------
                                                        975,262,119   45,570,352     4,953   92,578     1,819,050
                                                      -------------  -----------  --------  -------   -----------
                                                      4,966,026,512  286,022,710    47,080  460,839    11,339,175
                                                      =============  ===========  ========  =======   ===========

The accompanying notes are an integral part of the above statement.

                                                                                                            EXHIBIT A-1
                                                                                                            SHEET 2 (Continued)


                           THE CINCINNATI GAS & ELECTRIC COMPANY AND SUBSIDIARY COMPANIES
                           --------------------------------------------------------------

                       Consolidating Balance Sheet - Liabilities December 31, 1993 (Continued)
                       -----------------------------------------------------------------------

                                                                                  Combined                    Consolidated
                                                       Tri-State    Enertech       Totals      Adjustments       Totals
                                                       ---------    --------   -------------   -----------    ------------
                                                           $           $             $              $              $

Capitalization
  Common shareholders' equity
   Common shares, par value $8.50 per share
     (Note 3)
       Authorized-120,000,000 shares
       Outstanding-88,062,083                              -           -         748,527,706        -          748,527,706
   Additional paid-in capital (Note 3)                     -           -         314,218,044        -          314,218,044
   Capital shares of subsidiary companies                  25,000     50,000      28,253,341    (28,253,341)       -
   Retained earnings                                     (197,449)  (443,114)    529,603,906    (73,092,630)   456,511,276
                                                       ----------  ---------   -------------  -------------  -------------
                 Total common shareholders' equity       (172,449)  (393,114)  1,620,602,997   (101,345,971) 1,519,257,026
                                                       ----------  ---------   -------------  -------------  -------------
  Cumulative preferred shares, par value $100
   per share (Notes 4 and 5)
       Outstanding-
         Not subject to mandatory redemption-
              4        % series - 270,000 shares           -           -          27,000,000        -           27,000,000
              4-3/4    % series - 130,000 shares           -           -          13,000,000        -           13,000,000
              7.44     % series - 400,000 shares           -           -          40,000,000        -           40,000,000
              9.28     % series - 400,000 shares           -           -          40,000,000        -           40,000,000
                                                       ----------  ---------   -------------  -------------  -------------
                                                           -           -         120,000,000        -          120,000,000
                                                       ----------  ---------   -------------  -------------  -------------
         Subject to mandatory redemption-
              9.15     % series - 500,000 shares           -           -          50,000,000        -           50,000,000
              7-7/8    % series - 800,000 shares           -           -          80,000,000        -           80,000,000
              7-3/8    % series - 800,000 shares           -           -          80,000,000        -           80,000,000
                                                       ----------  ---------   -------------  -------------  -------------
                                                           -           -         210,000,000        -          210,000,000
                                                       ----------  ---------   -------------  -------------  -------------
  Long-term debt (Note 7)                                 275,000      -       1,829,061,109        -        1,829,061,109
                                                       ----------  ---------   -------------  -------------  -------------
                 Total capitalization                     102,551   (393,114)  3,779,664,106   (101,345,971) 3,678,318,135
                                                       ----------  ---------   -------------  -------------  -------------

Current Liabilities
  Advances from parent company                         13,133,699      -          13,133,699    (13,133,699)       -
  Notes payable - (Note 6)
     Bank                                                  -           -          31,000,000        -           31,000,000
     Other                                                 -           -              12,500        -               12,500
  Accounts payable                                            788      4,078     122,620,171        -          122,620,171
  Accounts payable to affiliated companies                 65,912    544,555      20,446,952    (20,446,952)       -
  Dividends payable on preferred shares                    -           -           6,290,125        -            6,290,125
  Accrued taxes                                          (298,583)   (10,840)    222,509,413       (290,431)   222,218,982
  Accrued interest on debt                                 -              (1)     29,123,038        -           29,123,038
  Other current and accrued liabilities                    -           -          29,496,305        -           29,496,305
                                                       ----------  ---------   -------------  -------------  -------------
                                                       12,901,816    537,792     474,632,203    (33,871,082)   440,761,121
                                                       ----------  ---------   -------------  -------------  -------------
Deferred Credits and Other
  Deferred income taxes-(Note 1)                        1,822,443      -         733,137,430         86,226    733,223,656
  Investment tax credits                                   -           -         141,520,621        -          141,520,621
  Other liabilities and deferred credits                   -           -         149,913,444       (213,630)   149,699,814
                                                       ----------  ---------   -------------  -------------  -------------
                                                        1,822,443      -       1,024,571,495       (127,404) 1,024,444,091
                                                       ----------  ---------   -------------  -------------  -------------
                                                       14,826,810    144,678   5,278,867,804   (135,344,457) 5,143,523,347
                                                       ==========  =========   =============  =============  =============

The accompanying notes are an integral part of the above statement.

                                                                                           EXHIBIT A-1
                                                                                           SHEET 3



                                 THE CINCINNATI GAS & ELECTRIC COMPANY
                                        AND SUBSIDIARY COMPANIES
                                ---------------------------------------

                                Consolidating Balance Sheet Adjustments
                                           December 31, 1993
                                ---------------------------------------


                    ADJUSTMENT NO. 1                                              $              $
                    ----------------                                          ----------     ----------

Capital shares of subsidiary companies                                        28,253,341
Retained earnings                                                             73,184,024
  Investment in subsidiaries--capital stock                                                  28,666,352
  Unappropriated undistributed subsidiary earnings                                           72,771,013

To eliminate investments in subsidiary companies as set forth below:

                                                                   $
                                                              -----------
Capital stock
  The Union Light, Heat and Power Company                      27,397,284
  Miami Power Corporation                                          40,980
  The West Harrison Gas and Electric Company                       25,986
  Lawrenceburg Gas Company                                      1,177,102
  Tri-State Improvement Company                                    25,000
                                                              -----------

                                                               28,666,352
                                                              -----------

Unappropriated undistributed subsidiary earnings:
  The Union Light, Heat and Power Company                      69,247,292
  Miami Power Corporation                                          (5,352)
  The West Harrison Gas and Electric Company                      228,407
  Lawrenceburg Gas Company                                      3,498,115
  Tri-State Improvement Company                                  (197,449)
                                                              -----------

                                                               72,771,013
                                                              -----------

Total investment                                              101,437,365

Elimination of capital shares                                  28,253,341
                                                              -----------

Net debit to "Retained earnings"                               73,184,024
                                                              ===========

                                                                                           EXHIBIT A-1
                                                                                           SHEET 4



                                THE CINCINNATI GAS & ELECTRIC COMPANY
                                        AND SUBSIDIARY COMPANIES
                                ---------------------------------------

                                Consolidating Balance Sheet Adjustments
                                           December 31, 1993
                                ---------------------------------------


                    ADJUSTMENT NO. 2                                              $              $
                    ----------------                                          ----------     ----------

Advances from parent company                                                  13,133,699
  Advances to subsidiary companies                                                           13,133,699

To eliminate advances to Tri-State Improvement Company from The Cincinnati Gas & Electric Company.


                    ADJUSTMENT NO. 3
                    ----------------

Accounts payable to affiliated companies                                      20,446,952
  Accounts receivable from affiliated companies                                              20,446,952

To eliminate inter-company accounts receivable and payable at December 31, 1993, as set forth below:


                                                                             Receivables      Payables
                                                                             -----------      --------

  The Cincinnati Gas & Electric Company                                       20,474,717        (34,998)
  The Union Light, Heat and Power Company                                        (21,979)    17,096,029
  Miami Power Corporation                                                          3,142          1,321
  The West Harrison Gas and Electric Company                                          18        109,386
  Lawrenceburg Gas Company                                                        (5,661)     2,664,747
  Tri-State Improvement Company                                                   (3,285)        65,912
  Enertech Associates International                                               --            544,555
                                                                              ----------     ----------
                                                                              20,446,952     20,446,952
                                                                              ==========     ==========


                    ADJUSTMENT NO. 4
                    ----------------

Accounts receivable                                                              676,476
Other assets - other                                                             393,114
Accrued taxes                                                                    290,431
Other liabilities and deferred credits                                           213,630
  Accrued unbilled revenues                                                                   1,396,031
  Retained earnings                                                                              91,394
  Deferred income taxes                                                                          86,226


To eliminate miscellaneous adjustments of The Union Light, Heat and Power Company for consolidation.

                                                                                                            EXHIBIT A-2
                                                                                                            SHEET 1


                      THE CINCINNATI GAS & ELECTRIC COMPANY AND SUBSIDIARY COMPANIES
                      --------------------------------------------------------------

                     Consolidating Statement of Income - Year Ended December 31, 1993
                     ----------------------------------------------------------------

                                                                                                    West    Lawrenceburg
                                                                Claimant       Union      Miami   Harrison      Gas
                                                             -------------  -----------  -------  --------  ------------
                                                                   $             $          $        $           $
Operating Revenues
      Electric                                               1,242,658,815  175,712,173   33,519  457,074        -
      Gas                                                      387,673,125   75,744,165      -        -       7,571,005
                                                             -------------  -----------  -------  -------   -----------

                   Total operating revenues                  1,630,331,940  251,456,338   33,519  457,074     7,571,005
                                                             -------------  -----------  -------  -------   -----------

Operating Expenses
      Gas purchased                                            233,479,468   43,380,287      -        -       4,271,867
      Fuel used in electric production                         333,331,900      160,218      -         52        -
      Electricity purchased from parent
           company for resale                                      -        134,129,849      -    335,114        -
      Other operation                                          250,725,409   30,395,427   21,904   70,765     1,281,926
      Maintenance                                              102,490,945    6,267,181    2,328   13,440        83,270
      Provision for depreciation                               141,886,282    9,812,929    1,356   16,377       343,909
      Post-in-service deferred
         operating expenses-net (Note 1)                        (6,471,389)      -           -        -          -
      Phase-in deferred depreciation (Note 1)                   (8,523,784)      -           -        -          -
      Taxes other than income taxes (Note 13)                  179,442,677    3,623,331    4,870   12,945       283,483
      Income taxes (Note 2)                                     64,194,962    4,749,667    2,545     (287)      352,243
      Deferred income taxes - net (Note 2)                      38,813,095    1,001,573   (1,453)   2,146        59,270
                                                             -------------  -----------  -------  -------   -----------

                   Total operating expenses                  1,329,369,565  233,520,462   31,550  450,552     6,675,968
                                                             -------------  -----------  -------  -------   -----------

Operating Income                                               300,962,375   17,935,876    1,969    6,522       895,037
                                                             -------------  -----------  -------  -------   -----------

Other Income and Deductions
      Allowance for other funds used
           during construction                                   2,856,897      296,639      -        -          -
      Post-in-service carrying costs (Note 1)                   12,100,043       -           -        -          -
      Phase-in deferred return (Note 1)                         35,333,880       -           -        -          -
      Write-off of a portion of Zimmer Station (Note 8)       (234,844,433)      -           -        -          -
      Income taxes - credit (Notes 1 and 2)
          Related to write-off of a portion of
              Zimmer Station (Note 8)                           12,084,977       -           -        -          -
          Other                                                  9,136,119       45,775      -        745         2,131
      Other - net                                                1,777,468     (579,695)     -          9        (5,707)
                                                             -------------  -----------  -------  -------   -----------

                   Total other income and deductions          (161,555,049)    (237,281)     -        754        (3,576)
                                                             -------------  -----------  -------  -------   -----------

Income (Loss) Before Interest Charges                          139,407,326   17,698,595    1,969    7,276       891,461
                                                             -------------  -----------  -------  -------   -----------

Interest Charges
      Interest on long-term debt                               145,368,195    8,207,155      -        -         117,000
      Other interest                                             2,112,800      331,499      -      4,759        62,153
      Amortization of debt discount,
           premium and other                                     3,255,129       89,592      -        -           6,156
      Allowance for borrowed funds used during
           construction-credit                                  (2,605,190)    (268,226)     -        -            (892)
                                                             -------------  -----------  -------  -------   -----------

                   Net interest charges                        148,130,934    8,360,020      -      4,759       184,417
                                                             -------------  -----------  -------  -------   -----------

Net Income (Loss)                                               (8,723,608)   9,338,575    1,969    2,517       707,044
                                                             =============  ===========  =======  =======   ===========

The accompanying notes are an integral part of the above statement.

                                                                                                            EXHIBIT A-2
                                                                                                            SHEET 1 (Continued)


                             THE CINCINNATI GAS & ELECTRIC COMPANY AND SUBSIDIARY COMPANIES
                             --------------------------------------------------------------

                      Consolidating Statement of Income - Year Ended December 31, 1993 (Continued)
                      ----------------------------------------------------------------------------

                                                                                      Combined                    Consolidated
                                                            Tri-State   Enertech       Totals      Adjustments       Totals
                                                            ---------   --------   -------------   -----------    ------------
                                                                $         $              $              $              $
Operating Revenues
      Electric                                                  -          -       1,418,861,581   (136,416,501) 1,282,445,080
      Gas                                                       -          -         470,988,295     (1,692,488)   469,295,807
                                                            ---------  ---------   -------------  -------------  -------------

                   Total operating revenues                     -          -       1,889,849,876   (138,108,989) 1,751,740,887
                                                            ---------  ---------   -------------  -------------  -------------

Operating Expenses
      Gas purchased                                             -          -         281,131,622       (295,217)   280,836,405
      Fuel used in electric production                          -          -         333,492,170       (213,630)   333,278,540
      Electricity purchased from parent
           company for resale                                   -          -         134,464,963   (134,464,963)        -
      Other operation                                           -          -         282,495,431     (2,629,254)   279,866,177
      Maintenance                                               -          -         108,857,164        -          108,857,164
      Provision for depreciation                                -          -         152,060,853        -          152,060,853
      Post-in-service deferred
         operating expenses-net (Note 1)                        -          -          (6,471,389)       -           (6,471,389)
      Phase-in deferred depreciation (Note 1)                   -          -          (8,523,784)       -           (8,523,784)
      Taxes other than income taxes (Note 13)                   -          -         183,367,306        -          183,367,306
      Income taxes (Note 2)                                     -          -          69,299,130       (290,431)    69,008,699
      Deferred income taxes - net (Note 2)                      -          -          39,874,631         86,226     39,960,857
                                                            ---------  ---------   -------------  -------------  -------------

                   Total operating expenses                     -          -       1,570,048,097   (137,807,269) 1,432,240,828
                                                            ---------  ---------   -------------  -------------  -------------

Operating Income                                                -          -         319,801,779       (301,720)   319,500,059
                                                            ---------  ---------   -------------  -------------  -------------

Other Income and Deductions
      Allowance for other funds used
           during construction                                  -          -           3,153,536        -            3,153,536
      Post-in-service carrying costs (Note 1)                   -          -          12,100,043        -           12,100,043
      Phase-in deferred return (Note 1)                         -          -          35,333,880        -           35,333,880
      Write-off of a portion of Zimmer Station (Note 8)         -          -        (234,844,433)       -         (234,844,433)
      Income taxes - credit (Notes 1 and 2)
          Related to write-off of a portion of
              Zimmer Station (Note 8)                           -          -          12,084,977        -           12,084,977
          Other                                               (18,564)   238,600       9,404,806        -            9,404,806
      Other - net                                               -       (664,484)        527,591    (10,077,870)    (9,550,279)
                                                            ---------  ---------   -------------  -------------  -------------

                   Total other income and deductions          (18,564)  (425,884)   (162,239,600)   (10,077,870)  (172,317,470)
                                                            ---------  ---------   -------------  -------------  -------------

Income (Loss) Before Interest Charges                         (18,564)  (425,884)    157,562,179    (10,379,590)   147,182,589
                                                            ---------  ---------   -------------  -------------  -------------

Interest Charges
      Interest on long-term debt                                -          -         153,692,350        -          153,692,350
      Other interest                                          712,060     17,230       3,240,501       (791,163)     2,449,338
      Amortization of debt discount,
           premium and other                                    -          -           3,350,877        -            3,350,877
      Allowance for borrowed funds used during
           construction-credit                               (712,060)     -          (3,586,368)       -           (3,586,368)
                                                            ---------  ---------   -------------  -------------  -------------

                   Net interest charges                         -         17,230     156,697,360       (791,163)   155,906,197
                                                            ---------  ---------   -------------  -------------  -------------

Net Income (Loss)                                             (18,564)  (443,114)        864,819     (9,588,427)    (8,723,608)
                                                            =========  =========   =============  =============  =============

The accompanying notes are an integral part of the above statement.

                                                                                           EXHIBIT A-2
                                                                                           SHEET 2


                                 THE CINCINNATI GAS & ELECTRIC COMPANY
                                        AND SUBSIDIARY COMPANIES
                                ---------------------------------------

                             Consolidating Statement of Income Adjustments
                                     Year Ended December 31, 1993
                             ---------------------------------------------


                    ADJUSTMENT NO. 1                                              $              $
                    ----------------                                          ----------     ----------

  Electric revenues                                                          135,696,946
  Gas revenues                                                                 1,692,488
    Electricity purchased from parent company for resale                                    134,464,963
    Gas purchased                                                                               295,217
    Other operation                                                                           2,629,254

  To eliminate inter-company revenues and operation expenses as described below:

                                                                   $
                                                               ----------
    Electric --
      Sale of electricity by The Cincinnati Gas &
        Electric Company to --
          The Union Light, Heat and Power Company             134,129,849
          The West Harrison Gas and Electric Company              335,114
                                                              -----------
                                                              134,464,963
                                                              -----------
      Transmission service rents charged by Miami Power
        Corporation to --
          The Cincinnati Gas & Electric Company                    33,519
                                                              -----------
      Rent charged by The Cincinnati Gas & Electric
        Company to --
          The Union Light, Heat and Power Company               1,139,916

      Rent charged by The Union Light, Heat and Power
        Company to --
          The Cincinnati Gas & Electric Company                    58,548
                                                              -----------
                                                                1,198,464
                                                              -----------
                                  Total                       135,696,946
                                                              ===========
    Gas --
      Sale of gas by The Union Light, Heat and Power
        Company to --
          The Cincinnati Gas & Electric Company                   142,724
      Transportation charges by The Cincinnati Gas &
        Electric Company to --
          The Union Light, Heat and Power Company                 152,493
                                                              -----------
                                                                  295,217
                                                              -----------

      Transportation charges by The Cincinnati Gas &
        Electric Company to --
          The Union Light, Heat and Power Company                  47,268
                                                              -----------
      Rent charged by The Cincinnati Gas & Electric
        Company to --
          Lawrenceburg Gas Company                                 13,596
          The Union Light, Heat and Power Company                 874,164
      Rent charged by The Union Light, Heat and Power
        Company to --
          The Cincinnati Gas & Electric Company                   462,243
                                                              -----------
                                                                1,350,003
                                                              -----------
                                  Total                         1,692,488
                                                              ===========

                                                                                           EXHIBIT A-2
                                                                                           SHEET 3




                                 THE CINCINNATI GAS & ELECTRIC COMPANY
                                        AND SUBSIDIARY COMPANIES
                                ---------------------------------------

                             Consolidating Statement of Income Adjustments
                                     Year Ended December 31, 1993
                             ---------------------------------------------


                    ADJUSTMENT NO. 2                                              $              $
                    ----------------                                          ----------     ----------

Electric revenues                                                                719,555
Deferred income taxes -- net                                                      86,226
  Fuel used in electric production                                                              213,630
  Income taxes                                                                                  290,431
  Other -- net                                                                                  301,720


To eliminate miscellaneous adjustments of The Union Light, Heat and Power Company for consolidation.


                    ADJUSTMENT NO. 3
                    ----------------

Other -- net                                                                  10,379,590
  Other interest                                                                                791,163
  Net income (memo)                                                                           9,588,427


To eliminate other income and deductions as described below:


                                                                   $
                                                              -----------

  Interest on advance by The Cincinnati Gas & Electric
  Company to Tri-State Improvement Company                        712,060
                                                              -----------

  Interest on accounts payable due The Cincinnati Gas &
    Electric Company from --
      The West Harrison Gas and Electric Company                    4,481
      Lawrenceburg Gas Company                                     60,964
      Enertech Associates International                            13,658
                                                              -----------
                                                                   79,103
                                                              -----------
                                                                  791,163
                                                              -----------

  The Cincinnati Gas & Electric Company's equity in the current year earnings of its subsidiaries for the year 1993 --
      The Union Light, Heat and Power Company                   9,338,575
      Miami Power Corporation                                       1,969
      The West Harrison Gas and Electric Company                    2,517
      Lawrenceburg Gas Company                                    707,044
      Tri-State Improvement Company                               (18,564)
      Enertech Associates International                          (443,114)
                                                              -----------
                                                                9,588,427
                                                              -----------
                                  Total                        10,379,590
                                                              ===========

                                                                                                            EXHIBIT A-3
                                                                                                            SHEET 1


                              THE CINCINNATI GAS & ELECTRIC COMPANY AND SUBSIDIARY COMPANIES
                              --------------------------------------------------------------

                       Consolidating Statement of Retained Earnings - Year Ended December 31, 1993
                       ---------------------------------------------------------------------------








                                                                                                West    Lawrenceburg
                                                              Claimant     Union      Miami   Harrison      Gas
                                                            -----------  ----------  -------  --------  ------------
                                                                  $           $         $        $           $

Balance - December 31, 1992                                 636,336,691  62,915,445   35,659  231,876     3,429,774


Add - Net income (loss)                                      (8,723,608)  9,338,575    1,969    2,517       707,044



                                                            -----------  ----------  -------  -------   -----------

                                                            627,613,083  72,254,020   37,628  234,393     4,136,818
                                                            -----------  ----------  -------  -------   -----------

Deduct-
    Cash dividends declared on capital shares:
        Cumulative preferred -  4     %                       1,080,000       -         -        -           -
        Cumulative preferred -  4-3/4 %                         617,504       -         -        -           -
        Cumulative preferred -  7.44  %                       2,976,000       -         -        -           -
        Cumulative preferred -  9.28  %                       3,712,000       -         -        -           -
        Cumulative preferred -  9.15  %                       4,575,000       -         -        -           -
        Cumulative preferred -  7-7/8 %                       6,300,000       -         -        -           -
        Cumulative preferred -  7-3/8 %                       5,900,000       -         -        -           -
        Common shares                                       145,941,304   2,926,665    3,000     -           -
                                                            -----------  ----------  -------  -------   -----------



                                                            171,101,808   2,926,665    3,000     -           -
                                                            -----------  ----------  -------  -------   -----------


Balance - December 31, 1993                                 456,511,275  69,327,355   34,628  234,393     4,136,818
                                                            ===========  ==========  =======  =======   ===========



The accompanying notes are an integral part of the above statement.

                                                                                                            EXHIBIT A-3
                                                                                                            SHEET 1 (Continued)


                                     THE CINCINNATI GAS & ELECTRIC COMPANY AND SUBSIDIARY COMPANIES
                                     --------------------------------------------------------------

                       Consolidating Statement of Retained Earnings - Year Ended December 31, 1993 (Continued)
                       ---------------------------------------------------------------------------------------








                                                                                    Combined                 Consolidated
                                                           Tri-State   Enertech      Totals     Adjustments     Totals
                                                           ---------   --------   -----------   -----------  ------------
                                                               $          $             $            $             $

Balance - December 31, 1992                                 (178,885)     -       702,770,560   (66,433,868) 636,336,692


Add - Net income (loss)                                      (18,564)  (443,114)      864,819    (9,588,427)  (8,723,608)

                                                           ---------  ---------   -----------  ------------  -----------

                                                            (197,449)  (443,114)  703,635,379   (76,022,295) 627,613,084
                                                           ---------  ---------   -----------  ------------  -----------

Deduct-
    Cash dividends declared on capital shares:
        Cumulative preferred -  4     %                        -          -         1,080,000       -          1,080,000
        Cumulative preferred -  4-3/4 %                        -          -           617,504       -            617,504
        Cumulative preferred -  7.44  %                        -          -         2,976,000       -          2,976,000
        Cumulative preferred -  9.28  %                        -          -         3,712,000       -          3,712,000
        Cumulative preferred -  9.15  %                        -          -         4,575,000       -          4,575,000
        Cumulative preferred -  7-7/8 %                        -          -         6,300,000       -          6,300,000
        Cumulative preferred -  7-3/8 %                        -          -         5,900,000       -          5,900,000
        Common shares                                          -          -       148,870,969    (2,929,665) 145,941,304
                                                           ---------  ---------   -----------  ------------  -----------



                                                               -          -       174,031,473    (2,929,665) 171,101,808
                                                           ---------  ---------   -----------  ------------  -----------


Balance - December 31, 1993                                 (197,449)  (443,114)  529,603,906   (73,092,630) 456,511,276
                                                           =========  =========   ===========  ============  ===========



The accompanying notes are an integral part of the above statement.

                                                                                           EXHIBIT A-3
                                                                                           SHEET 2



                                 THE CINCINNATI GAS & ELECTRIC COMPANY
                                        AND SUBSIDIARY COMPANIES
                                ---------------------------------------

                              Consolidating Retained Earnings Adjustments
                                     Year Ended December 31, 1993
                              -------------------------------------------


                    ADJUSTMENT NO. 1                                              $
                    ----------------                                         -----------

To eliminate The Cincinnati Gas & Electric Company's equity
  in earnings of its subsidiaries for the year 1993:
    The Union Light, Heat and Power Company                                    9,338,575
    Miami Power Corporation                                                        1,969
    The West Harrison Gas and Electric Company                                     2,517
    Lawrenceburg Gas Company                                                     707,044
    Tri-State Improvement Company                                                (18,564)
    Enertech Associates International                                           (443,114)
                                                                             -----------
                                                                               9,588,427
                                                                             ===========


                    ADJUSTMENT NO. 2
                    ----------------

To eliminate dividends received by The Cincinnati Gas &
  Electric Company from its subsidiaries:
    The Union Light, Heat and Power Company                                    2,926,665
    Miami Power Corporation                                                        3,000
                                                                             -----------
                                                                               2,929,665
                                                                             ===========

                    THE CINCINNATI GAS & ELECTRIC COMPANY
                           AND SUBSIDIARY COMPANIES
                    -------------------------------------

                 NOTES TO CONSOLIDATING FINANCIAL STATEMENTS
                 -------------------------------------------

                              December 31, 1993
                              -----------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The Cincinnati Gas & Electric Company (CG&E) and its subsidiaries follow the Uniform Systems of Accounts prescribed by the Federal Energy Regulatory Commission (FERC), and are subject to the provisions of Statement of Financial Accounting Standards No. 71, "Accounting for the Effects of Certain Types of Regulation". The more significant accounting policies are summarized below:

PRINCIPLES OF CONSOLIDATION. All subsidiaries of CG&E are included in the consolidating statements. Intercompany items and transactions have been eliminated.

UTILITY PLANT. Property, plant and equipment is stated at the original cost of construction, which includes payroll and related costs such as taxes, pensions and other fringe benefits, general and administrative costs, and an allowance for funds used during construction.

REVENUES AND FUEL. CG&E and its subsidiaries recognize revenues for gas and electric service rendered during the month, which includes revenue for sales unbilled at the end of each month. CG&E and The Union Light, Heat and Power Company (Union) expense the costs of gas and electricity purchased and the cost of fuel used in electric production as recovered through revenues and defer the portion of these costs recoverable or refundable in future periods.

DEPRECIATION AND MAINTENANCE. The Companies determine their provision for depreciation using the straight-line method and by the application of rates to various classes of property, plant and equipment. The rates are based on periodic studies of the estimated service lives and net cost of removal of the properties. The percentages of the annual provisions for depreciation to the weighted average of depreciable property for the year 1993 were equivalent to 2.9% of electric plant, 2.7% of gas plant and 4.0% of common plant.

     Expenditures for maintenance and repairs of units of property, including renewals of minor items, are charged to the appropriate maintenance expense accounts. A betterment or replacement of a unit of property is accounted for as an addition and retirement of property, plant and equipment. At the time of such a retirement, the accumulated provision for depreciation is charged with the original cost of the property retired and also for the net cost of removal.

INCOME TAXES. For income tax purposes, CG&E and its subsidiaries use liberalized depreciation methods and deduct removal costs as incurred. Consistent with regulatory treatment, CG&E and its subsidiaries currently provide for deferred taxes arising from the use of liberalized depreciation for operations regulated by state utility commissions, and for income tax deferrals on all timing differences for operations regulated by FERC. Although CG&E does not provide for deferred taxes resulting from the use of liberalized depreciation for property additions subject to The Public Utilities Commission of Ohio (PUCO) jurisdiction made prior to October 1978, CG&E is allowed to collect through rates the income taxes payable in the future as a result of using liberalized depreciation for such property.

     CG&E and its subsidiaries adopted Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (SFAS No. 109), in 1993.
SFAS No. 109 requires deferred tax recognition for all temporary differences in accordance with the liability method, requires that deferred tax liabilities and assets be adjusted for enacted changes in tax laws or rates and prohibits net-of-tax accounting and reporting. The Company believes it is probable that the net future increases in income taxes payable will be recovered from customers through future rates and, accordingly, has recorded a net regulatory asset at December 31, 1993. Adoption of SFAS No. 109 had no impact on results of operations.

     The following are the tax effects of temporary differences resulting in deferred tax assets and liabilities:

                                                           December 31,          January 1,
                                                               1993                 1993
                                                           ------------          ----------

   Deferred tax liabilities
     Depreciation and other plant related items--net.....  $ 631,601,519       $ 641,596,798
     Income taxes due from customers--net................    106,111,134         113,382,716
     Deferred expenses and carrying costs................     70,568,481          57,064,537
     Other liabilities...................................     38,407,331          49,693,552
                                                           -------------       -------------
                                                             846,688,465         861,737,603
                                                           -------------       -------------
   Deferred tax assets
     Investment tax credits..............................     49,867,377          50,537,471
     Other assets........................................     63,597,428          55,705,229
                                                           -------------       -------------
                                                             113,464,805         106,242,700
                                                           -------------       -------------
            Net deferred tax liability...................  $ 733,223,660       $ 755,494,903
                                                           =============       =============

     The following table reconciles the change in the net deferred tax liability to the deferred income tax expense included in the accompanying Consolidating Statement of Income for the year ended December 31, 1993:


   Net change in deferred tax liability per above table..........   $(22,271,243)
   Change in amounts due from customers - income taxes...........     52,049,023
                                                                    ------------
      Deferred income tax expense for the year
        ended December 31, 1993..................................   $ 29,777,780
                                                                    ============


     In August 1993, President Clinton signed into law the Omnibus Budget Reconciliation Act of 1993. Among the Act's provisions is an increase in the corporate Federal income tax rate from 34% to 35%, retroactive to January 1, 1993. Under SFAS No. 109, the increase in the tax rate has resulted in an increase in the net deferred tax liability and in income tax related regulatory assets. In the above table, this increase in regulatory assets has been included in "Change in amounts due from customers - income taxes". The increase in the Federal income tax rate has not had a material impact on the Company's results of operations.

RETIREMENT INCOME PLANS. CG&E and its subsidiaries have trusteed non-contributory retirement income plans covering substantially all regular employees. The benefits are based on the employee's compensation, years of service, and age at retirement. The Companies' funding policy is to contribute annually to the plans an amount which is not less than the minimum amount required by the Employee Retirement Income Security Act of 1974 and not more than the maximum amount deductible for income tax purposes.

     The plans' funded status and amounts recognized on the Consolidating Balance Sheet for the year 1993 are presented below:


                                                                            December 31,
                                                                                1993
                                                                              --------

    Actuarial present value of benefit obligation:
        Vested benefit obligation.......................................    $328,075,134
        Nonvested benefit obligation....................................      32,285,927
                                                                            ------------
    Total accumulated benefit obligation................................     360,361,061
    Projected future compensation increases.............................     110,332,287
                                                                            ------------
    Projected benefit obligation for service rendered...................     470,693,348
    Plans' assets at fair value, primarily stocks and bonds.............     423,052,596
                                                                            ------------
    Plans' assets in excess of (less than) projected benefit obligation.     (47,640,752)
    Unrecognized net gain...............................................     (15,969,932)
    Unrecognized prior service cost.....................................      29,149,311
    Unrecognized net transition asset...................................      (7,364,481)
                                                                            ------------
            Accrued pension cost........................................    $(41,825,854)
                                                                            ============


     For the year 1993, the discount rate and assumed rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.50% and 5.00%, respectively. The expected long-term rate of return on plans' assets was 9.50%.

    Net pension cost for the year 1993 included the following components:


    Service cost -- benefits earned.....................................   $ 9,173,557
    Interest cost on projected benefit obligation.......................    34,475,106
    Reduction in pension costs from actual return on assets.............   (31,370,545)
    Net amortization and deferral.......................................    (4,665,977)
                                                                           ------------
          Net periodic pension cost.....................................   $  7,612,141
                                                                           ============


EARLY RETIREMENT PROGRAM AND WORKFORCE REDUCTIONS. As a result of unfavorable rate orders received in 1992, CG&E and its subsidiaries eliminated approximately 900 regular, temporary and contract positions. The workforce reduction was accomplished through a voluntary early retirement program and involuntary separations. At December 31, 1992, the accrued liability associated with the workforce reduction was $30.4 million (including
$28.4 million of additional pension benefits). In accordance with a stipulation approved by the PUCO in August 1993, CG&E is recovering the majority of these costs through rates over a period of three years. The balance of unrecovered costs at December 31, 1993, totaled $27.2 million, and is reflected in "Other Assets--Other" on the Consolidating Balance Sheet.

POSTRETIREMENT BENEFITS. Effective January 1, 1993, CG&E and its subsidiaries adopted Statement of Financial Accounting Standards No. 106, "Employers Accounting for Postretirement Benefits Other Than Pensions" (SFAS No. 106). SFAS No. 106 requires the accrual of the expected cost of providing postretirement benefits other than pensions to an employee and the employee s covered dependents during the employee's active working career. SFAS No. 106 also requires the recognition of the actuarially determined total postretirement benefit obligation earned by existing retirees. CG&E offers health care and life insurance benefits which are subject to SFAS No. 106.

     Life insurance benefits are fully paid by the Company for qualified employees. Eligibility to receive postretirement coverage is limited to those employees who had participated in the plans and earned the right to postretirement benefits prior to January 1, 1991.

     In 1988, CG&E and its subsidiaries recognized the actuarially determined accumulated benefit obligation for postretirement life insurance benefits earned by retirees. The accumulated benefit obligation for active employees is being amortized over 15 years, the employees' estimated remaining service lives. The accounting for postretirement life insurance benefits is not impacted by the adoption of SFAS No. 106.

     Postretirement health care benefits are subject to deductibles, copayment provisions and other limitations. Retirees can participate in health care plans by paying 100% of the group coverage premium. Prior to the adoption of SFAS No. 106, the cost of postretirement health care benefits was expensed by the Companies as paid. Beginning in 1993, the Companies began recognizing the accumulated postretirement benefit obligation over 20 years in accordance with SFAS No. 106.

     The PUCO, under whose jurisdiction the majority of SFAS No. 106 costs fall, authorized CG&E to begin recovering these costs in September 1993. The adoption of SFAS No. 106 did not have a material effect on results of operations.

     The net periodic postretirement cost for the Companies' postretirement benefit plans for 1993 are presented below:

                                                     Health       Life
                                                      Care      Insurance     Total
                                                     ------     ---------    -------
                                                               (Thousands)
      Service cost................................   $  995      $  116      $ 1,111
      Interest cost...............................    4,269       1,924        6,193
      Amortization of the unrecognized
        transition obligation.....................    2,584         415        2,999
                                                     ------      ------      -------
           Postretirement benefit cost............   $7,848      $2,455      $10,303
                                                     ======      ======      =======

     The Companies' accumulated postretirement benefit obligation and accrued postretirement benefit cost under the plans at December 31, 1993 are as follows:


                                                       Health     Life
                                                        Care    Insurance     Total
                                                       ------   ---------    -------
                                                               (Thousands)
      Retirees.....................................  $ 22,753    $22,271     $45,024
      Active employees eligible to retire..........     2,363      1,494       3,857
      Other active employees who are
        plan participants..........................    27,501      2,912      30,413
                                                     --------    -------     -------
      Accumulated postretirement benefit
        obligation.................................    52,617     26,677      79,294
      Unrecognized net gain (loss).................     3,822       (249)      3,573
      Unrecognized transition obligation...........   (49,104)    (3,733)    (52,837)
                                                     --------    -------     -------
          Accrued postretirement benefit cost......  $  7,335    $22,695     $30,030
                                                     ========    =======     =======


     The following assumptions were used to determine the accumulated postretirement benefit obligation:

                                                       December 31,   January 1,
                                                           1993          1993
                                                       ------------   ----------

      Discount rate...................................     7.50%        8.25%

      Health care cost trend rate, gradually declining    10.00% to    12.00%  to
        to 5% in 2002 and 2003, respectively..........      13.00%       15.00%

Increasing the assumed medical care cost trend rates by one percentage point in each year would increase the estimated accumulated postretirement benefit obligation as of December 31, 1993 by $10.5 million and the net periodic postretirement cost by $1.2 million. No funding has been established by the Companies for postretirement benefits.

POSTEMPLOYMENT BENEFITS. In 1993, CG&E and its subsidiaries adopted Statement of Financial Accounting Standards No. 112, "Employers' Accounting for Postemployment Benefits" (SFAS No. 112). SFAS No. 112 requires the accrual of the cost of certain postemployment benefits provided to former or inactive employees. The adoption of SFAS No. 112 did not have a material effect on results of operations.

ALLOWANCE FOR FUNDS USED DURING CONSTRUCTION. The applicable regulatory uniform systems of accounts define "allowance for funds used during construction" (AFC) as including "the net cost for the period of construction of borrowed funds used for construction purposes and a reasonable rate on other funds when so used." This amount of AFC constitutes an actual cost of construction and, under established regulatory rate practices, a return on and recovery of such costs heretofore has been permitted in determining the rates charged for utility services.

     For 1993, AFC was accrued at an average pre-tax rate of 8.33%, compounded semi-annually. AFC represents non-cash earnings and, as a result, does not affect current cash flow.

PHASE-IN DEFERRED DEPRECIATION AND DEFERRED RETURN. In a 1992 rate order, the PUCO authorized CG&E an annual increase in electric revenues of approximately $116.4 million, to be phased in over a three-year period under a plan that met the requirements of Statement of Financial Accounting Standards No. 92, "Regulated Enterprises - Accounting for Phase-in Plans". The phase-in plan was designed so that the three rate increases will provide revenues sufficient to recover all operating expenses and provide a fair rate of return on plant investment. In the first three years of the phase-in plan ordered by the PUCO, rates charged to customers do not fully recover depreciation expense and return on shareholders' investment. This deficiency is being capitalized on the Consolidating Balance Sheet and will be recovered over a 10-year period. Beginning in the fourth year, the revenue levels authorized pursuant to the phase-in plan are designed to be sufficient to recover that period's operating expenses, a fair return on the unrecovered investment, and amortization of deferred depreciation and deferred return recorded during the first three years of the plan. Under the rate order, the amount of deferred depreciation and deferred return, including carrying costs on the deferrals, estimated to be recorded in 1994 totaled approximately $15 million, net of tax, in addition to the $70 million already deferred.

     In August 1992, CG&E filed an appeal with the Supreme Court of Ohio to overturn the PUCO's 1992 rate order. In the appeal, CG&E asserted, among other things, that the PUCO did not have authority to order a phased-in rate increase. On November 3, 1993, the Supreme Court of Ohio issued its decision on CG&E's appeal. The Court ruled that the PUCO did not have the authority to order a phase-in of amounts granted in a rate proceeding and remanded the case to the PUCO to set rates that provide the gross annual revenues determined in accordance with Ohio statutes. The Court also said the PUCO must provide a mechanism by which CG&E may recover costs deferred under the phase-in plan through the date of the order on remand. For information on the write-off of a portion of Zimmer Station, see Note 8.

POST-IN-SERVICE DEFERRED OPERATING EXPENSES AND CARRYING COSTS. In accordance with an order of the PUCO, CG&E capitalized carrying costs for Zimmer Station from the time it was placed in service in March 1991 until the effective date of new rates authorized by the PUCO's 1992 rate order which reflected Zimmer

Station. CG&E began recovering these carrying costs over the useful life of Zimmer Station in accordance with a stipulation approved by the PUCO in August 1993 (see Note 8 herein). At December 31, 1993, the unamortized amount of post-in-service carrying costs associated with Zimmer Station was $102.7 million and is reflected in "Other Assets--Post-in-service carrying costs and deferred operating expenses" on the Consolidating Balance Sheet.

     Effective in January 1992, the PUCO, at CG&E's request, authorized the Company to defer Zimmer Station depreciation, operation and maintenance expenses (exclusive of fuel costs) and property taxes, which were not being recovered in rates charged to customers. The PUCO also authorized CG&E to accrue carrying costs on the deferred expenses. In its 1992 rate order, the PUCO authorized CG&E to begin recovering these deferred expenses and associated carrying costs over a 10-year period. At December 31, 1993, the unamortized amount of post-in-service deferred operating expenses associated with Zimmer Station was $18.7 million and is reflected in "Other Assets-- Post-in-service carrying costs and deferred operating expenses" on the Consolidating Balance Sheet.

     In May 1992, the first three units at the Woodsdale Generating Station began commercial operation and, in July 1992, two additional units were declared operational. In accordance with an order issued by the PUCO, CG&E capitalized carrying costs on the first five units at Woodsdale Station and deferred depreciation, operation and maintenance expenses (exclusive of fuel costs) and property taxes from the time these units were placed in service until the effective date of new rates approved by the PUCO in August 1993 which reflected the Woodsdale units. CG&E began recovering a portion of carrying costs over the useful life of Woodsdale Station and the deferred expenses over a 10-year period in accordance with the stipulation approved by the PUCO in August 1993 (see Note 8 herein). At December 31, 1993, unamortized carrying costs and deferred expenses associated with Woodsdale Station were $19.2 million and $14.0 million, respectively, and are reflected in "Other Assets--Post-in-service carrying costs and deferred operating expenses" on the Consolidating Balance Sheet.

(2)  INCOME TAXES:
     The provision for income taxes included in the accompanying
Consolidating Statement of Income consists of the following components:

      Included in operating expenses -
        Currently payable...........................................  $ 69,008,699
        Deferred - net
          Liberalized depreciation..................................    42,786,389
          Gas costs.................................................       805,997
          Post-in-service deferred operating expenses...............     2,405,831
          Alternative minimum tax credit carryforward...............     6,597,626
          Property taxes............................................   (11,415,788)
          Systems costs capitalized.................................       (45,859)
          Other.....................................................     3,856,351
        Investment tax credits - net................................    (5,029,690)
                                                                      -------------
               Total................................................   108,969,556
                                                                      -------------
      Included in other income and deductions (Note 1) -
        Currently payable...........................................    (5,164,053)
        Deferred - net
          Alternative minimum tax credit carryforward...............    (2,758,717)
          Write-off of a portion of Zimmer Station..................   (10,972,014)
          Other.....................................................    (1,482,036)
          Investment tax credits related to write-off of a portion
            of Zimmer Station.......................................    (1,112,963)
                                                                      -------------
               Total................................................   (21,489,783)
                                                                      -------------
               Total provision......................................  $ 87,479,773
                                                                     =============
      Analysis of provision -
        Federal income taxes........................................  $ 84,884,809
        State income taxes..........................................     2,594,964
                                                                      -------------
                                                                      $ 87,479,773
                                                                     =============


        The provision for income taxes summarized above is different than the amount which would be computed by applying the statutory Federal income tax rate to pre-tax income; the principal reasons for this difference are as follows:


      Pre-tax income................................................  $ 76,161,201
                                                                     =============
      Tax at statutory Federal income tax rate applied
        to pre-tax income...........................................  $ 26,656,420
      Changes in Federal income taxes resulting from -
        Allowance for funds used during construction
          which does not constitute taxable income..................    (8,265,706)
        Excess of book depreciation over tax depreciation...........     8,528,752
        Cost of removal for property retired........................    (1,625,221)
        Amortization of investment tax credits......................    (5,833,332)
        Write-off of a portion of Zimmer Station....................    69,364,738
        Other-net...................................................    (3,940,842)
                                                                      -------------
               Federal income tax provision.........................  $ 84,884,809
                                                                     =============


(3)  COMMON STOCK:

     CG&E issued authorized but previously unissued shares of Common Stock as follows:

                                                                      Shares Reserved
                                                     Shares Issued    for Issuance at
                                                      During 1993    December 31, 1993
                                                     --------------  ------------------
    Dividend Reinvestment and Stock Purchase Plan...     829,706           724,641
    Employee Stock Purchase Plans...................     843,352         2,476,419
                                                       ---------         ---------
                                                       1,673,058         3,201,060
                                                       =========         =========

     Pursuant to a Shareholders' Rights Plan adopted by CG&E in 1992, one right is presently attached to and trading with each share of outstanding CG&E common stock. The rights will be exercisable, if not otherwise approved by the Board of Directors, only if a person or group becomes the beneficial owner of 20% or more of CG&E's common stock, commences a tender or exchange offer for 25% or more of the common stock, or is declared an Adverse Person by the Board of Directors.

(4)  CUMULATIVE PREFERRED STOCK - SUBJECT TO MANDATORY REDEMPTION:

     The Cumulative Preferred Stock, 9.15% Series is subject to mandatory redemption each July 1, beginning in 1996, in an amount sufficient to retire 25,000 shares, and the 7-3/8% Series is subject to mandatory redemption each

August 1, beginning in 1998, in an amount sufficient to retire 40,000 shares, each at $100 per share, plus accrued dividends. For both series, CG&E has the noncumulative option to redeem up to a like amount of additional shares in each year. CG&E has the option to satisfy the mandatory redemption requirements in whole or in part by crediting shares acquired by CG&E. To the extent CG&E does not satisfy its mandatory sinking fund obligation in any year, such obligation must be satisfied in the succeeding year or years. If CG&E is in arrears in the redemption pursuant to the mandatory sinking fund requirement, CG&E shall not purchase or otherwise acquire for value, or pay dividends on, Common Stock.

     The Cumulative Preferred Stock, 7-7/8% Series is subject to mandatory redemption on January 1, 2004, at $100 per share plus accrued dividends to the redemption date.

(5)  PREFERRED STOCK:

     Under CG&E's Articles of Incorporation, the Company presently is authorized to issue a maximum of 6,000,000 shares of preferred stock at a par value of $100 per share.

     The Cumulative Preferred Stock, 4% Series, may be redeemed by CG&E, upon call, at $108.00 per share plus accrued dividends.

     The Cumulative Preferred Stock, 4-3/4% Series, may be redeemed by CG&E, upon call, at $101.00 per share plus accrued dividends.

     The Cumulative Preferred Stock, 7.44% Series, may be redeemed by CG&E, upon call, at $101.00 per share plus accrued dividends.

     The Cumulative Preferred Stock, 9.28% Series, may be redeemed by CG&E, upon call, at $101.00 per share plus accrued dividends.

     The Cumulative Preferred Stock, 9.15% Series, may be redeemed by CG&E, upon call, at $107.32 per share prior to July 1, 1994; and declining amounts thereafter to $100.00 per share at July 1, 2005 and thereafter, all plus accrued dividends; provided, however, that prior to July 1, 1995, none of the shares may be redeemed through certain refunding operations.

     The Cumulative Preferred Stock, 7-7/8% Series, is subject to mandatory redemption by CG&E, on January 1, 2004 at $100.00 per share; not redeemable prior to that date.

     The Cumulative Preferred Stock, 7-3/8% Series, may be redeemed by CG&E, upon call, after August 1, 2002 at $100.00 per share plus accrued dividends.

     On February 16, 1994, CG&E gave notice to the holders of the Cumulative Preferred Stock, 9.28% Series of its intention to redeem the remaining shares at $101 per share on April 1, 1994.

(6)  BANK LINES OF CREDIT AND REVOLVING CREDIT AGREEMENT:

     At December 31, 1993, CG&E and its subsidiaries had lines of credit totaling $123.4 million, which were maintained by compensating balances and/or fees. Unused lines of credit at December 31, 1993, totaled $102.4 million (generally subject to withdrawal by the banks). Substantially all of the cash balances of CG&E and its subsidiaries are maintained to compensate the respective banks for banking services and to obtain lines of credit; however, CG&E and its subsidiaries have the right of withdrawal of such funds. The maximum amount of outstanding short-term notes payable, including commercial paper, authorized by the PUCO to be incurred by CG&E at any time through June 30, 1994 is $200 million and, in addition, FERC authorized Union to issue a maximum of $35 million of short-term notes payable through December 31, 1994.

     CG&E has a bank revolving credit agreement providing for borrowings of up to $200 million through September 1, 1996. At the option of CG&E, interest rates on borrowings under the agreement may be based upon the prevailing prime rate or certain other interest measurements. CG&E must pay a commitment fee of 3/16% on the total amount of the credit agreement. CG&E has not made any borrowings under this agreement.

(7)  LONG-TERM DEBT:

     Under the terms of the respective mortgage indentures securing first mortgage bonds issued by CG&E and its subsidiaries, substantially all property is subject to a direct first mortgage lien.

                                                                   December 31,
                                                                     1993
                                                                 --------------
     The Cincinnati Gas & Electric Company
        First mortgage bonds -
          5 7/8 % series due 1997..............................  $  30,000,000
          6 1/4 % series due 1997..............................    100,000,000
          7 3/8 % series due 1999..............................     50,000,000
          8 5/8 % series due 2000..............................     60,000,000
          7 3/8 % series due 2001..............................     60,000,000
          7 1/4 % series due 2002..............................    100,000,000
          8 1/8 % series due 2003..............................     60,000,000
          8.55  % series due 2006..............................     75,000,000
          9 1/8 % series due 2008..............................     75,000,000
          9 5/8 % series A and B due 2013......................     31,700,000
          10 1/8% series due 2015..............................     84,000,000
          9.70  % series due 2019..............................    100,000,000
          10 1/8% series due 2020..............................    100,000,000
          10.20 % series due 2020..............................    150,000,000
          8.95  % series due 2021..............................    100,000,000
          8 1/2 % series due 2022..............................    100,000,000
          7.20  % series due 2023..............................    300,000,000
                                                                 --------------
                                                                 1,575,700,000
                                                                 --------------
        Other long-term debt -
          6.50% through 8 1/2% due 1993 through 2022...........     75,733,163
          Variable rate due 2013 and 2015......................    100,000,000
                                                                 --------------
                                                                   175,733,163
                                                                 --------------
                                                                 1,751,433,163
                                                                 --------------
     The Union Light, Heat and Power Company
        First mortgage bonds -
          6 1/2 % series due 1999..............................     20,000,000
          8     % series due 2003..............................     10,000,000
          9 1/2 % series due 2008..............................     10,000,000
          9.70  % series due 2019..............................     20,000,000
          10 1/4% series due 2020..............................     30,000,000
                                                                 --------------
                                                                    90,000,000
                                                                 --------------
     Other Subsidiary Companies' Debt..........................      1,475,000
     Less current maturities...................................         12,500
     Unamortized premium (discount) - net......................    (13,834,554)
                                                                 --------------
               Total long-term debt............................ $1,829,061,109
                                                                ==============

     Improvement and sinking fund provisions contained in the indentures applicable to the First Mortgage Bonds of CG&E issued prior to 1980, and of Union issued prior to 1981, require deposits with the Trustee, on or before April 30 of each year, of amounts in cash and/or principal amount of bonds equal to 1% ($4,300,000) of the principal amount of bonds of the applicable series originally outstanding less certain designated retirements.

     In lieu of such cash deposits or delivery of bonds and as permitted under the terms of the indentures, historically the companies have followed the practice of pledging unfunded property additions to the extent of 166 2/3% of the annual sinking fund requirements.

     Over the next five years, long-term debt of CG&E and its subsidiaries will mature or be subject to mandatory redemption as follows: $.3 million in 1994 and $130.0 million in 1997.

     In November 1993, CG&E redeemed $280 million principal amount of First Mortgage Bonds, consisting of the 8 3/4% Series due 1996, 9.15% Series due 2004 and 9 1/4% Series due 2016. Reacquisition expenses associated with the extinguishment of these First Mortgage Bonds are reflected in "Other Assets - Other" on the Consolidating Balance Sheet ($9.5 million as of December 31,
1993) and, consistent with past regulatory treatment, are being amortized over a period of 12 years. The total balance of reacquisition expenses associated with early retirements of long-term debt reflected in "Other Assets - Other" on the Consolidating Balance Sheet at December 31, 1993, is $27.4 million.

     In January 1994, the Company issued $94.7 million principal amount of pollution control revenue refunding bonds at interest rates of 5.45% and 5 1/2%, the proceeds from which were used to refund six different series of pollution control revenue bonds with interest rates ranging from 6.70% to 9 5/8%.

     In February 1994, the Company sold $220 million principal amount of first mortgage bonds with interest rates of 5.80% and 6.45%. The net proceeds from the sales will be used to refund $210 million principal amount of first mortgage bonds with interest rates ranging from 8.55% to 9 1/8%, on March 17, 1994.

(8)  RATES:

     In April 1991, CG&E filed a request with the PUCO to increase electric rates by approximately $200 million annually. The primary reason for the request was recovery of costs associated with Zimmer Station.

     In a 1992 rate decision, the PUCO authorized CG&E to increase electric revenues by $116.4 million to be phased in over a three-year period through annual increases of $37.8 million, $38.8 million and $39.8 million in the first, second and third years, respectively. The PUCO also disallowed from rate base approximately $230 million, representing costs related to Zimmer Station for nuclear fuel, nuclear wind-down activities during the conversion to a coal-fired facility and a portion of the AFC accrued by CG&E on Zimmer.

     In August 1992, CG&E filed an appeal with the Supreme Court of Ohio to overturn the rate order issued by the PUCO including the rate base disallowances. In the appeal, CG&E stated that the PUCO did not have authority to order a phased-in rate increase and erroneously determined the amount of CG&E's required cash working capital.

     On November 3, 1993, the Supreme Court of Ohio issued its decision on CG&E's appeal. The Court ruled that the PUCO does not have the authority to order a phase-in of amounts granted in a rate proceeding and remanded the case to the PUCO to set rates that provide the gross annual revenues determined in accordance with Ohio statutes. The Court also said the PUCO must provide a mechanism by which CG&E may recover costs already deferred under the phase-in plan through the date of the order on remand. At December 31, 1993, CG&E had deferred $70 million of costs, net of taxes, related to the phase-in plan. On the other issues, the Court ruled in favor of the PUCO, stating the PUCO properly determined CG&E's cash working capital allowance and properly excluded costs related to nuclear fuel, nuclear wind-down activities, and AFC from rate base. As a result of the Supreme Court decision, CG&E wrote off Zimmer Station costs of approximately $223 million, net of taxes, in November 1993.

     In September 1992, CG&E filed applications with the PUCO requesting increases in annual electric and gas revenues of approximately $86 million and $35 million, respectively. In August 1993, the PUCO approved a stipulation providing for annual increases of approximately $41 million (5%) in electric revenues and $19 million (6%) in gas revenues effective immediately. As part of the stipulation, CG&E agreed, among other things, not to increase electric or gas base rates prior to June 1, 1995. This would not include rate filings made under certain circumstances, such as to address financial emergencies or to reflect any savings associated with the prospective merger with PSI Resources, Inc. (see Note 12).

     In September 1992, Union filed a request with the Kentucky Public Service Commission (KPSC) to increase annual gas revenues by approximately $9 million. Orders issued in mid-1993 by the KPSC authorized Union to increase annual gas revenues by $4.2 million.

(9) COMMON OWNERSHIP OF ELECTRIC UTILITY PLANT:

     CG&E, Columbus Southern Power Company, and The Dayton Power and Light Company have constructed electric generating units and related transmission facilities on varying common ownership bases as follows:

                                                        CG&E's share at December 31, 1993
                                                  -----------------------------------------------
                                       Percent    Property, Plant     Accumulated    Construction
                                      Owned by     and Equipment    Provisions for     Work In
                                         CG&E      In Service (a)    Depreciation    Progress (b)
                                      ---------    --------------   ---------------  ------------
Production
  Miami Fort Station (Units 7 and 8).    64        $   197,865,173   $  94,653,021   $    825,391
  W.C. Beckjord Station (Unit 6).....    37.5      $    37,741,024   $  21,042,079   $    251,101
  J.M. Stuart Station................    39        $   251,541,656   $  99,028,605   $ 10,376,953
  Conesville Station (Unit 4)........    40        $    69,355,293   $  29,218,166   $  2,511,195
  Wm. H. Zimmer Station..............    46.5      $ 1,209,632,166   $  97,763,022   $  2,047,513
  East Bend Station..................    69        $   324,165,056   $ 131,983,643   $  1,567,519
  Killen Station.....................    33        $   186,054,596   $  65,990,079   $    270,942
Transmission.........................    various   $    62,139,055   $  26,345,850   $      3,828

(a)   The Consolidating Statement of Income reflects CG&E's portion of all operating costs associated with the commonly owned facilities.
(b)   Each participant must provide funds for its share of the construction project.


(10)  LEASES:

     CG&E and its subsidiaries have entered into operating leases covering various facilities and properties, including office space, and computer, communications and miscellaneous equipment. Rental payments for operating leases are primarily charged to operating expenses. Total rental payments for all operating leases were $21,755,675 for 1993. Future minimum lease payments required by CG&E and its subsidiaries under such operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1993 were as follows:

        Year Ended December 31,
        ----------------------------------------------------
        1994.............................      $  16,343,794
        1995.............................         14,731,302
        1996.............................          9,213,489
        1997.............................          6,505,904
        1998.............................          3,323,215
        Future Years.....................         14,470,132
                                               -------------
        Total Minimum Lease Commitments..      $  64,587,836
                                               =============

(11)  FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" (SFAS No. 107), requires disclosure of the estimated fair value of certain financial instruments of the Company. This information does not purport to be a valuation of the Company as a whole.

     The following methods and assumptions were used to estimate the fair value of each major class of financial instrument of CG&E and its subsidiaries as required by SFAS No. 107:

CASH, NOTES PAYABLE, ACCOUNTS RECEIVABLE AND ACCOUNTS PAYABLE. The carrying amount as reflected on the Consolidating Balance Sheet approximates the fair value of these instruments due to the short period to maturity.

LONG-TERM DEBT. The aggregate fair values for the first mortgage bonds and other long-term debt of CG&E and its subsidiaries are based on the present value of future cash flows. The discount rates used approximate the incremental borrowing costs for similar instruments. Certain notes payable have been excluded due to immateriality.

CUMULATIVE PREFERRED STOCK. The aggregate fair value for CG&E's preferred stock is based on the latest closing prices quoted on the New York Stock Exchange for each series.

     The estimated fair values of long-term debt and preferred stock at December 31, 1993 are as follows:


                                                            1993
                                                      ---------------
           Long-term Debt:
              First mortgage bonds................    $ 1,847,149,882
              Other long-term debt................    $   192,953,479
           Preferred Stock:
              Not subject to mandatory redemption.    $   105,235,000
              Subject to mandatory redemption.....    $   230,362,500


(12) COMMITMENTS AND CONTINGENCIES:

     In December 1992, CG&E, PSI Resources, Inc. (PSI) and PSI Energy, Inc., PSI's principal subsidiary, an Indiana electric utility (PSI Energy), entered into an agreement which, as subsequently amended (the Merger Agreement) provides for the merger of PSI into a newly formed corporation named CINergy Corp. (CINergy) and the merger of a newly formed subsidiary of CINergy into CG&E. For 1993, PSI had operating revenues of $1.1 billion and earnings on common shares of $96.4 million. As a result of the merger, holders of CG&E

Common Stock and PSI Common Stock will become the holders of CINergy Common Stock. CINergy will become a holding company required to be registered under the Public Utility Holding Company Act of 1935 (PUHCA) with two operating subsidiaries, CG&E and PSI Energy. Union will remain a subsidiary of CG&E. Under the Merger Agreement, each share of CG&E Common Stock will be converted into the right to receive one share of CINergy Common Stock. Each share of PSI Common Stock will be converted into the right to receive that number of shares of CINergy Common Stock obtained by dividing $30.69 by the average closing price of CG&E Common Stock for the 15 consecutive trading days preceding the fifth trading day prior to the merger; provided that, if the actual quotient obtained thereby is less than .909, the quotient shall be .909, and if the actual quotient obtained thereby is more than 1.023, the quotient shall be 1.023.

     The merger will be accounted for as a "pooling of interests", and it is anticipated that the transaction will be completed in the third quarter of 1994. The merger is subject to approval by the Securities and Exchange Commission (SEC) and FERC. Shareholders of both companies approved the merger in November 1993.

     It is the belief of CG&E and PSI that no state utility commissions have jurisdiction over approval of the proposed merger. However, an application will be filed with the KPSC to comply with the Staff of the KPSC's position that the KPSC's authorization is required for the indirect change in control of Union to CINergy.

     FERC issued conditional approval of the CINergy merger in August, but several intervenors filed for rehearing of that order. On January 12, 1994, FERC withdrew its conditional approval of the merger and ordered the setting of FERC-sponsored settlement procedures to be held on the merger. If the settlement conference ordered by FERC is not successful by mid-March, FERC said it would issue a further order setting appropriate issues for hearing. If a hearing is held by FERC, consummation of the merger would likely be extended beyond the third quarter of 1994.

     PUHCA imposes restrictions on the operations of registered holding company systems. Among these are requirements that securities issuances, sales and acquisitions of utility assets or of securities of utility companies and acquisitions of interests in any other business be approved by the SEC. PUHCA also limits the ability of registered holding companies to engage in non-utility ventures and regulates holding company system service companies and the rendering of services by holding company affiliates to the system s utilities. The SEC has interpreted the PUHCA to preclude registered holding companies, with some exceptions, from owning both electric and gas utility systems. The SEC may require that CG&E divest its gas properties within a reasonable time after the merger in order to approve the merger as it has done in many cases involving the acquisition by a holding company of a combination gas and electric company. In some cases, the SEC has allowed the retention of the gas properties or deferred the question of divestiture for a substantial period of time. In those cases in which divestiture has taken place, the SEC usually has allowed companies sufficient time to accomplish the divestiture in a manner that protects shareholder value. CG&E believes good arguments exist to allow retention of the gas assets, and CG&E will request that it be allowed to do so.

     Construction expenditures for CG&E and its subsidiaries are estimated to be $192 million for 1994 and $1,343 million over the next five years (1994-
1998), including AFC of $5 million and $54 million, respectively. These estimates are under continuing review and subject to adjustment.

     CG&E and its subsidiaries are subject to regulation by various Federal, state and local authorities relative to air and water quality, solid and hazardous waste disposal, and other environmental matters. Compliance programs necessary to meet existing and future environmental laws and regulations will increase the cost of utility service. CG&E presently estimates that capital expenditures needed to comply with the Clean Air Act Amendments of 1990 (Air Act) will be between $125 million and $150 million through the year 2000. Capital expenditures related to environmental compliance are included in the Companies' estimated construction programs including expenditures of $73 million over the next five years. Compliance with the Air Act also will increase operating costs. CG&E expects that its cost of compliance with the Air Act will be recoverable through rates.

     In April 1992, FERC issued Order 636 which restructures the relationships between interstate gas pipelines and their customers for gas sales and transportation services. Order 636 will result in changes in the way CG&E and Union purchase gas supplies and contract for transportation and storage services, and will result in increased risks in managing the ability to meet demand.

     Order 636 also allows pipelines to recover transition costs they incur in complying with the Order from customers, including CG&E and Union. An agreement between CG&E and residential and industrial customer groups regarding recovery of these transition costs has been submitted to the PUCO for approval. Order 636 transition costs are not expected to significantly impact the Company.

     The United States Environmental Protection Agency (U.S. EPA) alleges that CG&E is a Potentially Responsible Party (PRP) under the Comprehensive Environmental Response Compensation and Liability Act (CERCLA) liable for cleanup of the United Scrap Lead site in Troy, Ohio. CG&E was one of approximately 200 companies so named. CG&E believes it is not a PRP and should not be responsible for cleanup of the site. Under CERCLA, CG&E could be jointly and severally liable for costs incurred in cleaning the site, estimated by the U.S. EPA to be $27 million.

     CG&E owns 9% of the common stock of Ohio Valley Electric Corporation
(OVEC) which has a long-term contract to supply power to the Department of Energy (DOE). The proceeds from the sales of power by OVEC are to be sufficient to meet all of its costs. CG&E and other sponsoring utilities are entitled to receive, and are obligated to pay for the right to receive, any available power from OVEC's facilities not required by DOE; CG&E's portion of available OVEC capacity is 9%.

     The coal and oil required by CG&E is primarily obtained through purchases under long-term contracts.


(13) SUPPLEMENTARY INCOME INFORMATION:

     Taxes other than income taxes, as set forth in the Consolidating Statement of Income are as follows:

     Property........................................  $104,978,770
     Public Utility Gross Receipts...................    61,765,200
     Payroll.........................................    12,202,627
     Other...........................................     4,420,709
                                                        ------------
                                                       $183,367,306
                                                       ============

(14) QUARTERLY FINANCIAL DATA (THOUSANDS):

- - ------------------------------------------------------------------------------------------------------------
                                         First        Second       Third        Fourth
                                        Quarter      Quarter      Quarter      Quarter           Total
- - ------------------------------------------------------------------------------------------------------------
1993
    Total Operating Revenues.........  $ 493,476    $ 367,470    $ 408,638    $ 482,157      $ 1,751,741
    Operating Income.................  $  89,683    $  63,652    $  85,356    $  80,809      $   319,500
    Net Income (Loss)................  $  68,401    $  39,928    $  59,519    $(176,572)(a)  $    (8,724)(a)
    Earnings (Loss) on Common Shares.  $  62,111    $  33,638    $  53,228    $(182,861)(a)  $   (33,884)(a)
    Average Number of Common
       Shares Outstanding............     86,722       87,143       87,539       87,937
    Earnings (Loss) per Common Share.  $     .71    $     .38    $     .61    $   (2.08)(a)           (b)

(a)   Reflects the write-off of a portion of Zimmer Station of approximately $223 million, net of taxes.
(b)   Total does not equal annual earnings per share due to change in shares outstanding.

(15) FINANCIAL INFORMATION BY BUSINESS SEGMENTS:

- - ------------------------------------------------------------------------------------------------------------
                                   Operating       Operating     Income     Provision for     Construction
                                    Revenues        Income       Taxes       Depreciation    Expenditures(a)
- - ------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1993
    Electric................    $1,282,445,080   $286,609,257  $102,033,318  $134,121,467   $ 157,193,477
    Gas.....................       469,295,807     32,890,802     6,936,238    17,939,386      44,720,045
                                --------------   ------------  ------------  ------------   -------------
        Total...............    $1,751,740,887   $319,500,059  $108,969,556  $152,060,853   $ 201,913,522
                                ==============   ============  ============  ============   =============

(a)   Excludes construction expenditures for non-utility plant of $(50,410) in 1993.


                                                  December 31,
                                                      1993
                                                  ------------
Property, Plant and Equipment, net--
     Electric.......................            $3,281,619,724
     Gas............................               504,020,280
                                                --------------
                                                 3,785,640,004
Other Corporate Assets..............             1,357,883,343
                                                --------------
          Total Assets..............            $5,143,523,347
                                                ==============